UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 S. Figueroa Street, 39th Floor Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Anna Marie Lopez Hotchkis and Wiley Capital Management, LLC 725 S. Figueroa Street, 39th Floor Los Angeles, California 90017
(Name and address of agent for service)

Copies to: Mitchell Nichter, Esq. Paul, Hastings, Janofsky & Walker, LLP 55 Second Street, Twenty-Fourth Floor San Francisco, California 94105
(Counsel for the Registrant)

Registrant’s telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	June 30, 2010

Date of reporting period:	July 1, 2009 - December 31, 2009

Item 1. Reports to Stockholders.

Diversified Value Fund
  Large Cap Value Fund
    Mid-Cap Value Fund
      Small Cap Value Fund
        Value Opportunities Fund
          High Yield Fund

HOTCHKIS AND WILEY FUNDS

DECEMBER 31, 2009

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

SHAREHOLDER LETTER	3

FUND PERFORMANCE DATA	5

SCHEDULE OF INVESTMENTS:

DIVERSIFIED VALUE FUND	12

LARGE CAP VALUE FUND	14

MID-CAP VALUE FUND	16

SMALL CAP VALUE FUND	18

VALUE OPPORTUNITIES FUND	20

HIGH YIELD FUND	22

STATEMENTS OF ASSETS AND LIABILITIES	28

STATEMENTS OF OPERATIONS	29

STATEMENTS OF CHANGES IN NET ASSETS	30

FINANCIAL HIGHLIGHTS	32

NOTES TO THE FINANCIAL STATEMENTS	35

FUND EXPENSE EXAMPLES	41

INFORMATION ABOUT THE FUNDS	BACK COVER

DEAR SHAREHOLDER:

The following investment review and semi-annual report relates to the activities of the Hotchkis and Wiley Funds for the six-months ended December 31, 2009.

OVERVIEW

Equity and high yield investors witnessed significant volatility over the past few years. After a dreadful sixteen month stretch from late 2007 to early 2009, several market dynamics came together prompting a potent recovery. Unprecedented government action, aggressive corporate initiatives, and the deceleration of grim economic news sparked a rapid shift in the market's mindset. Fear of persistent economic collapse faded as investors seemed to once again contemplate a recovery in business fundamentals. The upturn that began in early March continued through the remainder of the year. For the six months ended December 31, the S&P 500 Index returned +22.59% and the Russell 1000 Value Index returned +23.23%. The high yield bond market was equally resilient over the six-months ended December 31, with the BofA Merrill Lynch U.S. High Yield Master II Index returning +21.75%. Credit spreads compressed from record levels with the lowest rated bonds leading the pack.

Market performance was reasonably broad-based over the six-month period with each sector posting positive returns, though several segments are particularly noteworthy. The materials sector was the market's (S&P 500 Index) top-performing sector facilitated by commodity price appreciation and improved economic outlooks. Consumer discretionary stocks were second best as tight inventory controls and downsizing supported earnings. Technology was next best as aggressive cost cutting coupled with solid balance sheets alleviated investor concerns about sluggish business spending. Unsurprisingly, less cyclical sectors lagged during the upswing; telecommunications, utilities, and staples failed to keep pace with the overall market.

Going forward, the return potential of U.S. equities is centered on companies' long-term earnings power and valuation. There is fervent debate on whether earnings will revert to historical trend or whether earnings have been impaired permanently by recent events (a "new normal"). While the economic backdrop is less-than-robust and unemployment remains problematic, there have been credible signs of progress. Nonetheless, earnings power uncertainty and trepidation instigated by the extreme volatility over the past two years has provided compelling valuation opportunities — even after the strong equity market recovery. Based on previous periods of severe dislocation, valuation recoveries can extend over a number of years. Given the severity of recent events, we are optimistic about the endurance of this cycle. We are further reassured by healthy free cash flow production and valuations that are attractive relative to historical ranges.

HOTCHKIS AND WILEY DIVERSIFIED VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of 23.85%, 23.76%, and 23.39%, respectively, compared to the S&P 500 Index return of 22.59% and the Russell 1000 Value Index return of 23.23% for the six-month period ended December 31, 2009. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 6 of this report to shareholders.)

Stock selection in the financials sector was the primary contributor to performance for the six-month period as several insurance companies performed particularly well. The fund was underweight energy, which aided performance as the sector lagged the market; stock selection in the sector was also positive. The fund's underweight in the strong-performing media industry detracted from performance. Stock selection in utilities was also a performance drag.

HOTCHKIS AND WILEY LARGE VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of 23.33%, 23.16%, 22.64%, and 23.04%, respectively, compared to the S&P 500 Index return of 22.59% and the Russell 1000 Value Index return of 23.23% for the six-month period ended December 31, 2009. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

Stock selection in the financials sector was the primary contributor to performance for the six-month period as several insurance companies performed particularly well. The fund was underweight energy, which aided performance as the sector lagged the market; stock selection in the sector was also positive. The fund's underweight in the strong-performing media industry detracted from performance. Stock selection in utilities was also a performance drag.

HOTCHKIS AND WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns of 31.24%, 31.05%, 30.51%, and 30.91%, respectively, compared to the Russell Midcap Index return of 27.76% and the Russell Midcap Value Index return of 30.05% for the six-month period ended December 31, 2009. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Stock selection in the financials sector was the primary contributor to outperformance for the six-month period as both insurance companies and banks performed well. Healthcare stock selection was also a positive performance contributor with providers, device, and pharmaceutical companies each posting strong returns. Despite returning +25%, the fund's technology holdings failed to keep pace with the strong performance of the index's technology stocks. The position in consumer staples also hurt performance as the defensive sector lagged the overall market.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns of 39.49%, 39.38%, and 38.85%, respectively, compared to the Russell 2000 Index return of 23.90% and the Russell 2000 Value Index return of 27.15% for the six-month period ended December 31, 2009. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Positive stock selection in all but one sector contributed to the fund's outperformance over the six-month period. The financials sector was the largest contributor to performance as real estate, insurance, and banks each performed admirably. The overweight and stock selection in consumer discretionary was another major source of outperformance as several media and retail stocks excelled. The overweight in utilities hurt performance as the defensive sector lagged in the strong recovery. The fund's sole holding in consumer staples also detracted from performance (the one sector with negative stock selection).

HOTCHKIS AND WILEY VALUE OPPORTUNITIES FUND

The Fund's Class I, Class A, and Class C shares had total returns of 35.76%, 35.57%, and 35.09%, respectively, compared to the Russell 3000 Index return of 23.17% and the Russell 3000 Value Index return of 23.53% for the six-month period ended December 31, 2009. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

Positive stock selection produced all of the fund's outperformance over the six-month period. Strong performance came from wide-ranging areas, including staffing, advertising, and technology companies. The financials sector also aided returns as real estate, insurance, and banks each contributed to performance. Fund holdings in defensive areas (food, tobacco, utilities) lagged, which is not surprising during significant market upswings.

HOTCHKIS AND WILEY HIGH YIELD FUND

The Fund's Class I and Class A shares had total returns of 19.40% and 18.89%, respectively, compared to the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index return of 16.37% for the six-month period ended December 31, 2009. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 11 of this report to shareholders.)

The high yield bond market recovery that began in March continued through the second half of 2009, resulting in the best calendar year return in its three-decade history. A robust new issuance market helped quell near-term solvency concerns despite one of the deepest recessions in a century. Credit spreads tightened from record levels, particularly the lowest-rated credits, whose spreads relative to Treasuries peaked above 30 percentage points prior to the recovery. Higher-quality, defensive issues performed well in absolute terms but failed to keep pace with lower quality issues.

The fund outperformed the benchmark despite our long-term penchant for higher-quality issues. Positive credit selection produced all of the fund's outperformance over the six-month period. The consumer cyclical sector was the largest contributor to performance as the fund's retailers and auto companies performed well. Credit selection in consumer non-cyclicals was next best with strong performance coming from wide-ranging consumer product credits. Despite solid absolute performance, telecommunications holdings hurt relative performance as most of the fund's positions lagged in the upswing.

Sincerely,

Anna Marie Lopez President	George Davis Fund Manager	Sheldon Lieberman Fund Manager

Patty McKenna Fund Manager	James Miles Fund Manager	Stan Majcher Fund Manager

David Green Fund Manager	Scott McBride Fund Manager	Judd Peters Fund Manager

Ray Kennedy Fund Manager	Mark Hudoff Fund Manager

The above reflects opinions of Fund managers as of December 31, 2009. They are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of fund holdings for December 31, 2009. Past performance does not guarantee future results. Indexes do not incur expenses or sales loads and are not available for investment.

Current and future portfolio holdings are subject to risk.

Free cashflow is defined as earnings before depreciation, amortization, and non-cash charges minus maintenance capital expenditures.

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Diversified Value Fund, Small Cap Value Fund, Value Opportunities Fund and High Yield Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Currently, the High Yield Fund is not offering Class C shares to investors.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Value Opportunities Fund and 3.75% for the High Yield Fund and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase. Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are offered only by the Large Cap Value Fund and Mid-Cap Value Fund and are available only to certain retirement plans.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund and Value Opportunities Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Value Opportunities Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The High Yield Fund invests in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the High Yield Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The High Yield Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending upon the characteristics of particular derivatives, they can suddenly become illiquid. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investments in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index, an unmanaged index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody's or Fitch), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P.

Fund Performance Data

DIVERSIFIED VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2009	Six Months	1 Year	5 Years	Since 8/30/04*
Class I
Average annual total return	23.85%	37.46%	–3.08%	–0.22%
Class A
Average annual total return (with sales charge)	17.20%	29.88%	–4.37%	–1.46%
Average annual total return (without sales charge)	23.76%	37.08%	–3.33%	–0.47%
Class C
Average annual total return (with CDSC)	22.39%	35.34%	–3.99%	–1.16%
Average annual total return (without CDSC)	23.39%	36.34%	–3.99%	–1.16%
S&P 500 Index††
Average annual total return	22.59%	26.46%	0.42%	2.36%
Russell 1000 Index†††
Average annual total return	23.11%	28.43%	0.79%	2.86%
Russell 1000 Value Index††
Average annual total return	23.23%	19.69%	–0.25%	2.05%

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2009	Six Months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	23.33%	34.32%	–5.02%	3.91%	7.80%
Class A
Average annual total return (with sales charge)	16.73%	26.93%	–6.30%	3.12%	7.31%
Average annual total return (without sales charge)	23.16%	33.93%	–5.28%	3.68%	7.57%
Class C
Average annual total return (with CDSC)	21.64%	31.97%	–5.90%	2.93%	6.75%
Average annual total return (without CDSC)	22.64%	32.97%	–5.90%	2.93%	6.75%
Class R
Average annual total return	23.04%	33.57%	–5.52%	3.43%	7.28%
S&P 500 Index††
Average annual total return	22.59%	26.46%	0.42%	–0.96%	8.35%
Russell 1000 Index††
Average annual total return	23.11%	28.43%	0.79%	–0.49%	8.49%
Russell 1000 Value Index††
Average annual total return	23.23%	19.69%	–0.25%	2.47%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2009	Six Months	1 Year	5 Years	10 Years	Since 1/2/97*
Class I
Average annual total return	31.24%	56.49%	–0.90%	10.89%	11.02%
Class A
Average annual total return (with sales charge)	24.16%	47.80%	–2.21%	10.02%	10.30%
Average annual total return (without sales charge)	31.05%	56.03%	–1.15%	10.61%	10.76%
Class C
Average annual total return (with CDSC)	29.51%	54.11%	–1.73%	9.90%	9.97%
Average annual total return (without CDSC)	30.51%	55.11%	–1.73%	9.90%	9.97%
Class R
Average annual total return	30.91%	55.69%	–1.40%	10.50%	10.59%
Russell Midcap Index††
Average annual total return	27.76%	40.48%	2.43%	4.98%	8.13%
Russell Midcap Value Index††
Average annual total return	30.05%	34.21%	1.98%	7.58%	8.71%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2009	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	39.49%	65.28%	–3.05%	11.61%	10.69%
Class A
Average annual total return (with sales charge)	32.08%	56.28%	–4.33%	10.91%	10.20%
Average annual total return (without sales charge)	39.38%	64.92%	–3.29%	11.51%	10.45%
Class C
Average annual total return (with CDSC)	37.85%	62.97%	–3.83%	10.63%	9.66%
Average annual total return (without CDSC)	38.85%	63.97%	–3.83%	10.63%	9.66%
Russell 2000 Index††
Average annual total return	23.90%	27.17%	0.51%	3.51%	8.93%
Russell 2000 Value Index††
Average annual total return	27.15%	20.58%	–0.01%	8.27%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

VALUE OPPORTUNITIES FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2009	Six Months	1 Year	5 Years	Since 12/31/02*
Class I
Average annual total return	35.76%	65.96%	–0.29%	9.94%
Class A
Average annual total return (with sales charge)	28.45%	56.79%	–1.60%	8.94%
Average annual total return (without sales charge)	35.57%	65.48%	–0.54%	9.78%
Class C
Average annual total return (with CDSC)	34.09%	63.56%	–1.15%	8.93%
Average annual total return (without CDSC)	35.09%	64.56%	–1.15%	8.93%
S&P 500 Index††
Average annual total return	22.59%	26.46%	0.42%	5.52%
Russell 3000 Index††
Average annual total return	23.17%	28.34%	0.76%	6.20%
Russell 3000 Value Index††
Average annual total return	23.53%	19.76%	–0.24%	6.11%

Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in securities of companies with strong capital appreciation potential.

†† See index descriptions on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

HIGH YIELD FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2009	Six Months	Since 3/31/09*
Class I
Aggregate total return	19.40%	33.02%
Class A
Aggregate total return (with sales charge)	14.43%	27.13%
Aggregate total return (without sales charge)	18.89%	32.09%
The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index
Aggregate total return	16.37%	37.34%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 5/29/09.)

Aggregate total returns with sales charge shown for Class A shares have been adjusted to reflect the current applicable sales charge of the class. Returns for Class A reflect the current maximum initial sales charge of 3.75%. Aggregate total returns without sales charge do not reflect the current maximum sales charges. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in high yield securities.

†† See index description on page 5.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends. Returns for periods less than one year are not annualized.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Diversified Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
ConocoPhillips	4.55%
Royal Dutch Shell PLC - Class B - ADR	4.35%
Wells Fargo & Company	4.33%
JPMorgan Chase & Company	4.28%
Bank of America Corporation	4.00%
CA, Inc.	3.47%
Vodafone Group PLC - ADR	3.01%
Exelon Corporation	2.98%
Eli Lilly & Company	2.47%
Tyco Electronics Limited	2.47%

COMMON STOCKS — 97.50%	Shares Held	Value
CONSUMER DISCRETIONARY — 10.26% Hotels, Restaurants & Leisure — 1.47%
Carnival Corporation (a)	132,600	$4,202,094
McDonald's Corporation	33,900	2,116,716
		6,318,810
Media — 3.58%
Comcast Corporation	354,800	5,680,348
Interpublic Group of Companies, Inc. (a)	595,700	4,396,266
Time Warner Cable, Inc.	127,000	5,256,530
		15,333,144
Multiline Retail — 1.23%
J.C. Penney Company, Inc.	197,400	5,252,814
Specialty Retail — 3.98%
The Gap, Inc.	147,900	3,098,505
Home Depot, Inc.	317,000	9,170,810
Limited Brands, Inc.	248,700	4,784,988
		17,054,303
TOTAL CONSUMER DISCRETIONARY		43,959,071
CONSUMER STAPLES — 6.63% Food & Staples Retailing — 2.82%
Safeway, Inc.	448,400	9,546,436
Wal-Mart Stores, Inc.	47,400	2,533,530
		12,079,966
Food Products — 0.84%
Kraft Foods, Inc.	132,700	3,606,786
Tobacco — 2.97%
Lorillard, Inc.	53,100	4,260,213
Philip Morris International, Inc.	176,000	8,481,440
		12,741,653
TOTAL CONSUMER STAPLES		28,428,405

	Shares Held	Value
ENERGY — 9.13% Oil, Gas & Consumable Fuels — 9.13%
ConocoPhillips	381,800	$19,498,526
Exxon Mobil Corporation	14,700	1,002,393
Royal Dutch Shell PLC — Class B — ADR	320,900	18,653,917
		39,154,836
TOTAL ENERGY		39,154,836
FINANCIALS — 25.84% Commercial Banks — 7.75%
Comerica, Inc.	71,500	2,114,255
KeyCorp	683,203	3,791,776
PNC Financial Services Group, Inc.	128,215	6,768,470
SunTrust Banks, Inc.	97,800	1,984,362
Wells Fargo & Company	688,034	18,570,038
		33,228,901
Consumer Finance — 1.01%
American Express Company	106,100	4,299,172
Diversified Financial Services — 10.01%
Bank of America Corporation	1,138,122	17,140,117
Citigroup, Inc.	2,245,545	7,432,754
JPMorgan Chase & Company	440,100	18,338,967
		42,911,838
Insurance — 7.07%
The Allstate Corporation	210,700	6,329,428
Genworth Financial, Inc. (a)	518,500	5,884,975
MetLife, Inc.	121,442	4,292,975
Prudential Financial, Inc.	84,700	4,214,672
The Travelers Companies, Inc.	41,400	2,064,204
XL Capital Limited	410,800	7,529,964
		30,316,218
TOTAL FINANCIALS		110,756,129

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Diversified Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 7.46% Health Care Equipment & Supplies — 0.49%
Zimmer Holdings, Inc. (a)	35,800	$2,116,138
Pharmaceuticals — 6.97%
Bristol-Myers Squibb Company	310,100	7,830,025
Eli Lilly & Company	296,300	10,580,873
Johnson & Johnson	46,200	2,975,742
Merck & Company, Inc.	145,296	5,309,116
Pfizer, Inc.	174,500	3,174,155
		29,869,911
TOTAL HEALTH CARE		31,986,049
INDUSTRIALS — 13.77% Aerospace & Defense — 6.57%
The Boeing Company	38,700	2,094,831
Empresa Brasileira de Aeronautica SA — ADR	224,300	4,959,273
Honeywell International, Inc.	81,100	3,179,120
Lockheed Martin Corporation	140,200	10,564,070
Northrop Grumman Corporation	131,600	7,349,860
		28,147,154
Air Freight & Logistics — 1.39%
FedEx Corporation	71,500	5,966,675
Industrial Conglomerates — 1.75%
Tyco International Limited	210,100	7,496,368
Machinery — 4.06%
Cummins, Inc.	184,700	8,470,342
PACCAR, Inc.	246,100	8,926,047
		17,396,389
TOTAL INDUSTRIALS		59,006,586
INFORMATION TECHNOLOGY — 12.55% Computers & Peripherals — 1.72%
Hewlett-Packard Company	81,300	4,187,763
International Business Machines Corporation	24,200	3,167,780
		7,355,543
Electronic Equipment & Instruments — 2.47%
Tyco Electronics Limited	430,600	10,571,230
Internet Software & Services — 0.74%
eBay, Inc. (a)	135,100	3,180,254
IT Services — 0.49%
Accenture PLC	51,000	2,116,500
Software — 7.13%
CA, Inc.	661,506	14,857,425
Microsoft Corporation	307,300	9,369,577
Oracle Corporation	258,900	6,353,406
		30,580,408
TOTAL INFORMATION TECHNOLOGY		53,803,935

	Shares Held	Value
MATERIALS — 1.93% Chemicals — 1.43%
PPG Industries, Inc.	104,700	$6,129,138
Metals & Mining — 0.50%
Alcoa, Inc.	133,400	2,150,408
TOTAL MATERIALS		8,279,546
TELECOMMUNICATION SERVICES — 3.01% Wireless Telecommunication Services — 3.01%
Vodafone Group PLC - ADR	558,600	12,898,074
TOTAL TELECOMMUNICATION SERVICES		12,898,074
UTILITIES — 6.92% Electric Utilities — 6.92%
Edison International	181,700	6,319,526
Entergy Corporation	46,500	3,805,560
Exelon Corporation	261,000	12,755,070
FPL Group, Inc.	128,300	6,776,806
		29,656,962
TOTAL UTILITIES		29,656,962
Total investments — 97.50% (Cost $525,895,161)		417,929,593
Time deposit* — 0.09%		374,114
Other assets in excess of liabilities — 2.41%		10,340,302
Net assets — 100.00%		$428,644,009

(a) — Non-income producing security.

ADR — American Depositary Receipt

* — Time deposit with Wells Fargo bears interest at 0.03% and matures on 1/4/2010. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Royal Dutch Shell PLC - Class B - ADR	5.07%
Wells Fargo & Company	5.07%
JPMorgan Chase & Company	4.77%
Bank of America Corporation	4.48%
Exelon Corporation	4.07%
CA, Inc.	4.02%
Tyco Electronics Limited	3.14%
Vodafone Group PLC - ADR	3.10%
Lockheed Martin Corporation	3.03%
Eli Lilly & Company	3.01%

COMMON STOCKS — 99.79%	Shares Held	Value
CONSUMER DISCRETIONARY — 11.88% Automobiles — 0.52%
Harley-Davidson, Inc.	260,500	$6,564,600
Household Durables — 0.47%
Fortune Brands, Inc.	136,000	5,875,200
Media — 2.80%
Comcast Corporation	2,185,000	34,981,850
Multiline Retail — 1.67%
J.C. Penney Company, Inc.	783,500	20,848,935
Specialty Retail — 5.34%
The Gap, Inc.	287,800	6,029,410
Home Depot, Inc.	1,183,809	34,247,595
Limited Brands, Inc.	1,377,500	26,503,100
		66,780,105
Textiles, Apparel & Luxury Goods — 1.08%
Jones Apparel Group, Inc.	844,000	13,554,640
TOTAL CONSUMER DISCRETIONARY		148,605,330
CONSUMER STAPLES — 4.60% Food & Staples Retailing — 2.57%
Safeway, Inc.	1,508,500	32,115,965
Tobacco — 2.03%
Philip Morris International, Inc.	527,000	25,396,130
TOTAL CONSUMER STAPLES		57,512,095
ENERGY — 8.06% Oil, Gas & Consumable Fuels — 8.06%
ConocoPhillips	731,600	37,362,812
Royal Dutch Shell PLC — Class B — ADR	1,091,600	63,454,708
		100,817,520
TOTAL ENERGY		100,817,520

	Shares Held	Value
FINANCIALS — 28.84% Commercial Banks — 9.23%
KeyCorp	2,272,100	$12,610,155
PNC Financial Services Group, Inc.	485,700	25,640,103
Regions Financial Corporation	2,600,100	13,754,529
Wells Fargo & Company	2,349,191	63,404,665
		115,409,452
Diversified Financial Services — 11.27%
Bank of America Corporation	3,721,589	56,047,130
Citigroup, Inc.	7,634,482	25,270,136
JPMorgan Chase & Company	1,431,300	59,642,271
		140,959,537
Insurance — 8.34%
The Allstate Corporation	860,700	25,855,428
Genworth Financial, Inc. (a)	1,453,700	16,499,495
MetLife, Inc.	580,658	20,526,260
The Travelers Companies, Inc.	183,000	9,124,380
Unum Group	421,700	8,231,584
XL Capital Limited	1,316,700	24,135,111
		104,372,258
TOTAL FINANCIALS		360,741,247
HEALTH CARE — 8.06% Pharmaceuticals — 8.06%
Bristol-Myers Squibb Company	1,256,300	31,721,575
Eli Lilly & Company	1,054,600	37,659,766
Merck & Company, Inc.	431,302	15,759,775
Pfizer, Inc.	863,800	15,712,522
		100,853,638
TOTAL HEALTH CARE		100,853,638

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
INDUSTRIALS — 13.09% Aerospace & Defense — 6.53%
The Boeing Company	115,900	$6,273,667
Empresa Brasileira de Aeronautica SA — ADR (a)	686,800	15,185,148
Lockheed Martin Corporation	502,300	37,848,305
Northrop Grumman Corporation	401,700	22,434,945
		81,742,065
Industrial Conglomerates — 1.82%
Tyco International Limited	637,825	22,757,596
Machinery — 4.74%
Cummins, Inc.	599,900	27,511,414
PACCAR, Inc.	875,500	31,754,385
		59,265,799
TOTAL INDUSTRIALS		163,765,460
INFORMATION TECHNOLOGY — 10.89% Computers & Peripherals — 1.04%
International Business Machines Corporation	99,100	12,972,190
Electronic Equipment, Instruments & Components — 3.14%
Tyco Electronics Limited	1,601,325	39,312,529
Software — 6.71%
CA, Inc.	2,236,281	50,226,871
Microsoft Corporation	1,107,900	33,779,871
		84,006,742
TOTAL INFORMATION TECHNOLOGY		136,291,461
MATERIALS — 2.54% Chemicals — 2.54%
Celanese Corporation	197,200	6,330,120
PPG Industries, Inc.	435,100	25,470,754
		31,800,874
TOTAL MATERIALS		31,800,874
TELECOMMUNICATION SERVICES — 3.10% Wireless Telecommunication Services — 3.10%
Vodafone Group PLC — ADR	1,681,200	38,818,908
TOTAL TELECOMMUNICATION SERVICES		38,818,908
UTILITIES — 8.73% Electric Utilities — 7.58%
Edison International	548,600	19,080,308
Exelon Corporation	1,042,700	50,956,749
FPL Group, Inc.	469,400	24,793,708
		94,830,765

	Shares Held	Value
Multi-Utilities — 1.15%
Wisconsin Energy Corporation	287,500	$14,326,125
TOTAL UTILITIES		109,156,890
Total investments — 99.79% (Cost $1,497,698,603)		1,248,363,423
Time deposit* — 0.11%		1,375,096
Other assets in excess of liabilities — 0.10%		1,219,339
Net assets — 100.00%		$1,250,957,858

(a) — Non-income producing security.

ADR — American Depositary Receipt

* — Time deposit with Wells Fargo bears interest at 0.03% and matures on 1/4/2010. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
CA, Inc.	4.71%
Valassis Communications, Inc.	3.68%
Tyco Electronics Limited	3.06%
Fifth Third Bancorp	3.05%
Safeway, Inc.	3.02%
KeyCorp	3.01%
Con-way, Inc.	2.67%
Rent-A-Center, Inc.	2.48%
King Pharmaceuticals, Inc.	2.47%
Manpower, Inc.	2.45%

COMMON STOCKS — 98.61%	Shares Held	Value
CONSUMER DISCRETIONARY — 18.13% Auto Components — 3.13%
The Goodyear Tire & Rubber Company (a)	1,469,400	$20,718,540
Magna International, Inc.	396,000	20,029,680
		40,748,220
Diversified Consumer Services — 0.29%
Weight Watchers International, Inc.	130,000	3,790,800
Hotels, Restaurants & Leisure — 0.28%
Hyatt Hotels Corporation (a)	122,900	3,663,649
Household Durables — 0.47%
Black & Decker Corporation	93,500	6,061,605
Media — 7.99%
Interpublic Group of Companies, Inc. (a)	3,708,700	27,370,206
Liberty Global, Inc. (a)	453,400	9,933,994
Time Warner Cable, Inc.	454,700	18,820,033
Valassis Communications, Inc. (a)(b)	2,627,300	47,974,498
		104,098,731
Specialty Retail — 4.48%
Limited Brands, Inc.	1,356,500	26,099,060
Rent-A-Center, Inc. (a)	1,821,100	32,269,892
		58,368,952
Textiles, Apparel & Luxury Goods — 1.49%
Jones Apparel Group, Inc.	1,211,700	19,459,902
TOTAL CONSUMER DISCRETIONARY		236,191,859
CONSUMER STAPLES — 5.92% Food & Staples Retailing — 3.67%
Safeway, Inc.	1,851,100	39,409,919
SUPERVALU, Inc.	661,300	8,405,123
		47,815,042

	Shares Held	Value
Tobacco — 2.25%
Lorillard, Inc.	366,100	$29,372,203
TOTAL CONSUMER STAPLES		77,187,245
ENERGY — 3.63% Oil, Gas & Consumable Fuels — 3.63%
Cobalt International Energy, Inc. (a)	1,409,400	19,506,096
Forest Oil Corporation (a)	716,500	15,942,125
Stone Energy Corporation (a)	657,300	11,864,265
		47,312,486
TOTAL ENERGY		47,312,486
FINANCIALS — 27.81% Commercial Banks — 13.03%
Comerica, Inc.	865,100	25,581,007
Fifth Third Bancorp	4,081,700	39,796,575
First Horizon National Corporation (a)	1	8
KeyCorp	7,068,220	39,228,621
PNC Financial Services Group, Inc.	225,584	11,908,580
Regions Financial Corporation	5,264,500	27,849,205
SunTrust Banks, Inc.	1,250,100	25,364,529
		169,728,525
Consumer Finance — 1.66%
Capital One Financial Corporation	562,500	21,566,250
Diversified Financial Services — 1.94%
CIT Group, Inc. (a)	224,000	6,184,640
PHH Corporation (a)	1,191,900	19,201,509
		25,386,149

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
Insurance — 9.40%
The Allstate Corporation	316,600	$9,510,664
CNA Financial Corporation (a)	955,724	22,937,376
Conseco, Inc. (a)	4,833,700	24,168,500
Genworth Financial, Inc. (a)	2,310,800	26,227,580
The Hanover Insurance Group, Inc.	295,200	13,115,736
XL Capital Limited	1,444,500	26,477,685
		122,437,541
Real Estate Management & Development — 1.78%
MI Developments, Inc.	1,888,700	23,193,236
TOTAL FINANCIALS		362,311,701
HEALTH CARE — 6.39% Health Care Equipment & Supplies — 1.50%
Kinetic Concepts, Inc. (a)	348,900	13,136,085
Zimmer Holdings, Inc. (a)	108,300	6,401,613
		19,537,698
Health Care Providers & Services — 1.70%
LifePoint Hospitals, Inc. (a)	207,100	6,732,821
Lincare Holdings, Inc. (a)	416,100	15,445,632
		22,178,453
Pharmaceuticals — 3.19%
Endo Pharmaceuticals Holdings, Inc. (a)	459,500	9,424,345
King Pharmaceuticals, Inc. (a)	2,620,900	32,158,443
		41,582,788
TOTAL HEALTH CARE		83,298,939
INDUSTRIALS — 8.63% Aerospace & Defense — 1.81%
Empresa Brasileira de Aeronautica SA — ADR	1,070,000	23,657,700
Industrial Conglomerates — 0.75%
Tyco International Limited	274,900	9,808,432
Machinery — 0.95%
PACCAR, Inc.	340,200	12,339,054
Professional Services — 2.45%
Manpower, Inc.	584,900	31,923,842
Road & Rail — 2.67%
Con-way, Inc.	995,000	34,735,450
TOTAL INDUSTRIALS		112,464,478
INFORMATION TECHNOLOGY — 13.08% Computers & Peripherals — 1.17%
Sun Microsystems, Inc. (a)	1,624,300	15,219,691
Electronic Equipment, Instruments & Components — 3.06%
Tyco Electronics Limited	1,622,700	39,837,285

	Shares Held	Value
Semiconductors & Semiconductor Equipment — 2.63%
National Semiconductor Corporation	1,320,600	$20,284,416
ON Semiconductor Corporation (a)	1,586,600	13,977,946
		34,262,362
Software — 6.22%
CA, Inc.	2,733,744	61,399,890
Novell, Inc. (a)	3,026,000	12,557,900
Symantec Corporation (a)	397,800	7,116,642
		81,074,432
TOTAL INFORMATION TECHNOLOGY		170,393,770
MATERIALS — 3.38% Chemicals — 3.38%
Celanese Corporation	215,100	6,904,710
PPG Industries, Inc.	359,300	21,033,422
RPM International, Inc.	791,100	16,083,063
		44,021,195
TOTAL MATERIALS		44,021,195
UTILITIES — 11.64% Electric Utilities — 7.47%
Edison International	759,500	26,415,410
Great Plains Energy, Inc.	1,328,800	25,765,432
Portland General Electric Company	1,265,600	25,830,896
Westar Energy, Inc.	889,800	19,326,456
		97,338,194
Independent Power Producers & Energy Traders — 1.00%
Mirant Corporation (a)	854,600	13,049,742
Multi-Utilities — 3.17%
PG&E Corporation	292,800	13,073,520
Wisconsin Energy Corporation	566,700	28,238,661
		41,312,181
TOTAL UTILITIES		151,700,117
Total investments — 98.61% (Cost $1,587,722,980)		1,284,881,790
Time deposit* — 2.10%		27,317,089
Liabilities in excess of other assets — (0.71)%		(9,250,204)
Net assets — 100.00%		$1,302,948,675

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

ADR — American Depositary Receipt

* — Time deposit with Wells Fargo bears interest at 0.03% and matures on 1/4/2010. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Valassis Communications, Inc.	5.16%
United America Indemnity Limited	4.68%
InfoGROUP, Inc.	4.04%
Hudson Highland Group, Inc.	3.80%
Carpenter Technology Corporation	3.63%
Miller Industries, Inc.	3.60%
Great Plains Energy, Inc.	3.58%
King Pharmaceuticals, Inc.	3.43%
Rent-A-Center, Inc.	3.13%
Portland General Electric Company	2.99%

COMMON STOCKS — 99.00%	Shares Held	Value
CONSUMER DISCRETIONARY — 19.58% Auto Components — 0.79%
Hawk Corporation (a)	87,100	$1,533,831
Diversified Consumer Services — 0.29%
Weight Watchers International, Inc.	19,100	556,956
Hotels, Restaurants & Leisure — 1.38%
Jack in the Box, Inc. (a)	112,900	2,220,743
Lakes Entertainment, Inc. (a)	175,900	441,509
		2,662,252
Media — 7.27%
Interpublic Group of Companies, Inc. (a)	548,100	4,044,978
Valassis Communications, Inc. (a)	546,900	9,986,394
Westwood One, Inc. (a)	8,784	40,934
		14,072,306
Specialty Retail — 5.63%
Limited Brands, Inc.	252,100	4,850,404
Rent-A-Center, Inc. (a)	341,400	6,049,608
		10,900,012
Textiles, Apparel & Luxury Goods — 4.22%
Jones Apparel Group, Inc.	214,600	3,446,476
Quiksilver, Inc. (a)	2,330,800	4,708,216
		8,154,692
TOTAL CONSUMER DISCRETIONARY		37,880,049
CONSUMER STAPLES — 1.42% Food Products — 1.42%
Overhill Farms, Inc. (a)	563,500	2,738,610
TOTAL CONSUMER STAPLES		2,738,610
ENERGY — 1.35% Oil, Gas & Consumable Fuels — 1.35%
Stone Energy Corporation (a)	144,900	2,615,445
TOTAL ENERGY		2,615,445

	Shares Held	Value
FINANCIALS — 27.28% Commercial Banks — 6.22%
Associated Banc-Corp	133,100	$1,465,431
First Horizon National Corporation (a)	272,365	3,649,685
KeyCorp	220,300	1,222,665
Marshall & Ilsley Corporation	253,600	1,382,120
Synovus Financial Corporation	533,600	1,093,880
Webster Financial Corporation	271,400	3,221,518
		12,035,299
Diversified Financial Services — 2.44%
PHH Corporation (a)	292,500	4,712,175
Insurance — 12.50%
Conseco, Inc. (a)	1,102,900	5,514,500
Employers Holdings, Inc.	264,900	4,063,566
The Hanover Insurance Group, Inc.	96,800	4,300,824
PMA Capital Corporation (a)	200,300	1,261,890
United America Indemnity Limited (a)	1,141,927	9,044,062
		24,184,842
Real Estate Investment Trusts — 3.90%
CapLease, Inc.	717,900	3,144,402
U-Store-It Trust	468,100	3,426,492
Walter Investment Management Corporation	67,500	967,275
		7,538,169
Real Estate Management & Development — 2.18%
MI Developments, Inc.	343,700	4,220,636
Thrifts & Mortgage Finance — 0.04%
Territorial Bancorp, Inc. (a)	4,600	83,030
TOTAL FINANCIALS		52,774,151
HEALTH CARE — 7.61% Health Care Equipment & Supplies — 0.90%
Kinetic Concepts, Inc. (a)	46,000	1,731,900

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
Health Care Providers & Services — 2.52%
LifePoint Hospitals, Inc. (a)	62,600	$2,035,126
Lincare Holdings, Inc. (a)	76,500	2,839,680
		4,874,806
Pharmaceuticals — 4.19%
Endo Pharmaceuticals Holdings, Inc. (a)	72,000	1,476,720
King Pharmaceuticals, Inc. (a)	540,900	6,636,843
		8,113,563
TOTAL HEALTH CARE		14,720,269
INDUSTRIALS — 13.96% Aerospace & Defense — 0.91%
Empresa Brasileira de Aeronautica SA — ADR	79,200	1,751,112
Machinery — 3.60%
Miller Industries, Inc. (a)(b)	612,700	6,954,145
Professional Services — 6.97%
Heidrick & Struggles International, Inc.	118,700	3,708,188
Hudson Highland Group, Inc. (a)(b)	1,550,100	7,347,474
Korn Ferry International (a)	87,900	1,450,350
Spherion Corporation (a)	173,400	974,508
		13,480,520
Road & Rail — 2.48%
Con-way, Inc.	137,600	4,803,616
TOTAL INDUSTRIALS		26,989,393
INFORMATION TECHNOLOGY — 11.20% Computers & Peripherals — 0.95%
Hypercom Corporation (a)	580,400	1,839,868
IT Services — 4.94%
InfoGROUP, Inc. (a)	975,200	7,821,104
Ness Technologies, Inc. (a)	354,100	1,735,090
		9,556,194
Semiconductors & Semiconductor Equipment — 0.81%
ON Semiconductor Corporation (a)	176,700	1,556,727
Software — 4.50%
Lawson Software, Inc. (a)	751,500	4,997,475
Novell, Inc. (a)	783,200	3,250,280
TIBCO Software, Inc. (a)	47,700	459,351
		8,707,106
TOTAL INFORMATION TECHNOLOGY		21,659,895

	Shares Held	Value
MATERIALS — 5.87% Chemicals — 0.30%
RPM International, Inc.	28,500	$579,405
Metals & Mining — 5.57%
Carpenter Technology Corporation	260,400	7,017,780
Haynes International, Inc.	94,000	3,099,180
Universal Stainless & Alloy (a)	34,500	650,670
		10,767,630
TOTAL MATERIALS		11,347,035
UTILITIES — 10.73% Electric Utilities — 9.14%
Great Plains Energy, Inc.	357,600	6,933,864
Portland General Electric Company	283,100	5,778,071
Westar Energy, Inc.	228,600	4,965,192
		17,677,127
Independent Power Producers & Energy Traders — 1.59%
Mirant Corporation (a)	202,100	3,086,067
TOTAL UTILITIES		20,763,194
Total investments — 99.00% (Cost $251,581,401)		191,488,041
Time deposit* — 1.90%		3,679,822
Liabilities in excess of other assets — (0.90)%		(1,739,070)
Net assets — 100.00%		$193,428,793

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

ADR — American Depositary Receipt

* — Time deposit with Wells Fargo bears interest at 0.03% and matures on 1/4/2010. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Value Opportunities Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Philip Morris International, Inc.	8.94%
Hudson Highland Group, Inc.	6.39%
Valassis Communications, Inc.	6.13%
Vodafone Group PLC - ADR	5.05%
JPMorgan Chase & Company	4.71%
Overhill Farms, Inc.	4.16%
Wells Fargo & Company	4.13%
InfoGROUP, Inc.	3.97%
United America Indemnity Limited	3.94%
Exelon Corporation	3.88%

COMMON STOCKS — 93.59%	Shares Held	Value
CONSUMER DISCRETIONARY — 13.72% Distributors — 0.70%
KSW, Inc.	84,600	$309,636
Hotels, Restaurants & Leisure — 0.74%
Lakes Entertainment, Inc. (a)	130,200	326,802
Media — 6.13%
Valassis Communications, Inc. (a)	148,400	2,709,784
Westwood One, Inc. (a)	678	3,159
		2,712,943
Specialty Retail — 5.03%
Limited Brands, Inc.	43,700	840,788
Rent-A-Center, Inc. (a)	78,100	1,383,932
		2,224,720
Textiles, Apparel & Luxury Goods — 1.12%
Quiksilver, Inc. (a)	245,500	495,910
TOTAL CONSUMER DISCRETIONARY		6,070,011
CONSUMER STAPLES — 13.10% Food Products — 4.16%
Overhill Farms, Inc. (a)	378,200	1,838,052
Tobacco — 8.94%
Philip Morris International, Inc.	82,100	3,956,399
TOTAL CONSUMER STAPLES		5,794,451
ENERGY — 4.62% Oil, Gas & Consumable Fuels — 4.62%
ConocoPhillips	20,600	1,052,042
Royal Dutch Shell PLC — Class B — ADR	17,100	994,023
		2,046,065
TOTAL ENERGY		2,046,065
FINANCIALS — 22.75% Commercial Banks — 4.13%
Wells Fargo & Company	67,700	1,827,223

	Shares Held	Value
Diversified Financial Services — 7.64%
Bank of America Corporation	86,100	$1,296,666
JPMorgan Chase & Company	50,000	2,083,500
		3,380,166
Insurance — 6.59%
Conseco, Inc. (a)	162,400	812,000
Genworth Financial, Inc. (a)	31,900	362,065
United America Indemnity Limited (a)	220,269	1,744,531
		2,918,596
Real Estate Management & Development — 2.12%
MI Developments, Inc.	76,300	936,964
Thrifts & Mortgage Finance — 2.27%
Tree.com, Inc. (a)	109,700	1,003,755
TOTAL FINANCIALS		10,066,704
HEALTH CARE — 2.07% Pharmaceuticals — 2.07%
Eli Lilly & Company	25,600	914,176
TOTAL HEALTH CARE		914,176
INDUSTRIALS — 11.46% Aerospace & Defense — 0.49%
Lockheed Martin Corporation	2,900	218,515
Air Freight & Logistics — 0.44%
Air T, Inc.	20,300	196,301
Machinery — 3.33%
Miller Industries, Inc. (a)	129,798	1,473,207
Professional Services — 6.39%
Hudson Highland Group, Inc. (a)	596,200	2,825,988
Road & Rail — 0.81%
Con-way, Inc.	10,200	356,082
TOTAL INDUSTRIALS		5,070,093

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley Value Opportunities Fund (Unaudited)

	Shares Held	Value
INFORMATION TECHNOLOGY — 9.27% Computers & Peripherals — 1.66%
Sun Microsystems, Inc. (a)	78,600	$736,482
IT Services — 3.97%
InfoGROUP, Inc. (a)	218,700	1,753,974
Software — 3.64%
CA, Inc.	71,700	1,610,382
TOTAL INFORMATION TECHNOLOGY		4,100,838
MATERIALS — 6.71% Containers & Packaging — 2.03%
UFP Technologies, Inc. (a)	138,400	899,600
Metals & Mining — 4.68%
Carpenter Technology Corporation	55,700	1,501,115
Haynes International, Inc.	17,200	567,084
		2,068,199
TOTAL MATERIALS		2,967,799
TELECOMMUNICATION SERVICES — 5.05% Wireless Telecommunication Services — 5.05%
Vodafone Group PLC — ADR	96,700	2,232,803
TOTAL TELECOMMUNICATION SERVICES		2,232,803
UTILITIES — 4.84% Electric Utilities — 4.84%
Edison International	12,200	424,316
Exelon Corporation	35,100	1,715,337
		2,139,653
TOTAL UTILITIES		2,139,653
Total common stocks (Cost $45,700,037)		41,402,593
OTHER INVESTMENT COMPANIES — 2.71%
Equity Mutual Funds — 2.71%
Diamond Hill Financial Trends Fund, Inc.	91,100	717,868
John Hancock Bank and Thrift Opportunity Fund	34,200	482,220
		1,200,088
Total other investment companies (Cost $1,170,977)		1,200,088

CONVERTIBLE PREFERRED STOCKS — 2.97%	Shares Held	Value
UTILITIES — 2.97% Electric Utilities — 2.97%
Great Plains Energy, Inc., 12.000%	19,900	$1,313,400
TOTAL UTILITIES		1,313,400
Total convertible preferred stocks (Cost $1,042,987)		1,313,400
Total investments — 99.27% (Cost $47,914,001)		43,916,081
Time deposits* — 1.33%		585,567
Liabilities in excess of other assets — (0.60)%		(263,702)
Net assets — 100.00%		$44,237,946

(a) — Non-income producing security.

ADR — American Depository Receipt

* — Time deposits of $500,000 with Citibank and $85,567 with Wells Fargo bear interest at 0.03% and mature on 1/4/2010. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley High Yield Fund (Unaudited)

Largest Issuers	Percent of net assets
CIT Group, Inc.	2.80%
SLM Corporation - Series A	2.67%
HCA, Inc.	2.42%
Citigroup, Inc.	2.41%
Novelis, Inc.	2.17%
Georgia-Pacific LLC	1.82%
GMAC, Inc.	1.53%
McJunkin Red Man Corporation	1.51%
Mirant Americas Generation LLC	1.47%
American International Group, Inc.	1.45%

CORPORATE BONDS — 90.54%	Amount	Value
Airlines — 1.99%
Delta Air Lines, Inc. 9.500%, 09/15/2014 (Acquired 09/23/2009 — 11/24/2009; Cost $745,943) (r)	$750,000	$782,812
United Air Lines, Inc. 9.750%, 01/15/2017	500,000	510,000
		1,292,812
Apparel/Textiles — 0.79%
Quiksilver, Inc. 6.875%, 04/15/2015	625,000	515,625
Auto Loans — 1.25%
Ford Motor Credit Company LLC 7.800%, 06/01/2012	800,000	809,039
Auto Parts & Equipment — 5.55%
Accuride Corporation 8.500%, 02/01/2015 (d)(i)	500,000	427,500
Affinia Group, Inc. 10.750%, 08/15/2016 (Acquired 08/06/2009 — 11/04/2009; Cost $548,720) (r)	550,000	598,812
American Axle & Manufacturing Holdings, Inc. 9.250%, 01/15/2017 (Acquired 12/10/2009; Cost $493,575) (r)	500,000	510,000
ArvinMeritor, Inc. 8.125%, 09/15/2015	800,000	768,000
Goodyear Tire & Rubber Company 10.500%, 05/15/2016	700,000	777,000
TRW Automotive, Inc. 8.875%, 12/01/2017 (Acquired 11/18/2009; Cost $496,460) (r)	500,000	522,500
		3,603,812

	Amount	Value
Banking — 6.42%
CIT Group Funding Company of Delaware LLC 10.250%, 05/01/2017	$500,000	$505,000
CIT Group, Inc. 7.000%, 05/01/2013 (i)	258	243
7.000%, 05/01/2014 (i)	887	826
7.000%, 05/01/2015 (i)	887	798
7.000%, 05/01/2016 (i)	146	129
7.000%, 05/01/2017	1,848,405	1,612,734
GMAC, Inc. 7.000%, 02/01/2012 (Acquired 04/29/2009 — 11/02/2009; Cost $854,934) (r)	1,000,000	995,000
NB Capital Trust IV 8.250%, 04/15/2027	392,000	391,020
Zions Bancorporation 7.750%, 09/23/2014	750,000	662,501
		4,168,251
Building Materials — 1.52%
Goodman Global Group, Inc. 11.500%, 12/15/2014 (Acquired 12/11/2009; Cost $562,082) (c)(r)	1,000,000	572,500
Norcraft Companies LP/Norcraft Finance Corporation 10.500%, 12/15/2015 (Acquired 12/02/2009; Cost $393,548) (r)	400,000	412,000
		984,500
Chemicals — 2.44%
Georgia Gulf Corporation 9.000%, 01/15/2017 (Acquired 12/11/2009; Cost $507,500) (r)	500,000	507,500
Momentive Performance Materials, Inc. 12.500%, 06/15/2014 (Acquired 10/23/2009; Cost $533,696) (r)	500,000	552,500
Solutia, Inc. 8.750%, 11/01/2017	500,000	523,125
		1,583,125

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley High Yield Fund (Unaudited)

	Amount	Value
Consumer — Products — 1.71%
Easton-Bell Sports, Inc. 9.750%, 12/01/2016 (Acquired 11/20/2009 — 11/24/2009; Cost $505,585) (r)	$500,000	$520,625
Freedom Group, Inc. 10.250%, 08/01/2015 (Acquired 07/15/2009 — 12/01/2009; Cost $565,091) (r)	550,000	586,438
		1,107,063
Consumer/Commercial/Lease Financing — 2.67%
SLM Corporation — Series A 8.450%, 06/15/2018	1,750,000	1,729,380
Electric — Generation — 4.26%
AES Ironwood LLC 8.857%, 11/30/2025	337,811	336,122
Edison Mission Energy 7.000%, 05/15/2017	405,000	321,975
Energy Future Holdings Corporation 9.750%, 10/15/2019	257,000	257,526
Energy Future Intermediate Holding Company LLC 9.750%, 10/15/2019	332,000	332,679
Midwest Generation LLC — Series B 8.560%, 01/02/2016	553,473	559,008
Mirant Americas Generation LLC 8.500%, 10/01/2021	1,000,000	955,000
		2,762,310
Electric — Intergrated — 0.82%
North American Energy Alliance LLC/North American Energy Alliance Finance Corporation 10.875%, 06/01/2016 (Acquired 09/22/2009; Cost $488,831) (r)	500,000	533,750
Electronics — 1.00%
Advanced Micro Devices, Inc. 8.125%, 12/15/2017 (Acquired 11/23/2009 — 12/02/2009; Cost $605,931) (r)	650,000	650,812
Energy — Exploration & Production — 4.22%
Hilcorp Energy I LP/Hilcorp Finance Company 9.000%, 06/01/2016 (Acquired 10/06/2009 — 12/03/2009; Cost $631,399) (r)	630,000	642,600
OPTI Canada, Inc. 9.000%, 12/15/2012 (Acquired 11/16/2009 — 11/24/2009; Cost $493,442) (r)	500,000	513,750
Quicksilver Resources, Inc. 8.250%, 08/01/2015	600,000	618,000
Stone Energy Corporation 6.750%, 12/15/2014	500,000	448,750
Swift Energy Company 8.875%, 01/15/2020	500,000	515,000
		2,738,100

	Amount	Value
Food & Drug Retailers — 2.11%
American Stores Company 8.000%, 06/01/2026	$600,000	$550,500
Rite Aid Corporation 9.750%, 06/12/2016	265,000	288,850
10.250%, 10/15/2019 (Acquired 10/19/2009; Cost $496,210) (r)	500,000	530,000
		1,369,350
Forestry/Paper — 2.76%
Clearwater Paper Corporation 10.625%, 06/15/2016 (Acquired 06/08/2009; Cost $246,980) (i) (r)	250,000	280,312
Georgia-Pacific LLC 8.000%, 01/15/2024	1,150,000	1,178,750
Verso Paper Holdings LLC/Verso Paper, Inc. 11.500%, 07/01/2014 (Acquired 05/28/2009; Cost $278,587) (r)	300,000	331,500
		1,790,562
Gaming — 4.20%
Ameristar Casinos, Inc. 9.250%, 06/01/2014 (Acquired 05/12/2009 — 11/5/2009; Cost $549,749) (r)	550,000	573,375
Harrah's Operating Company, Inc. 11.250%, 06/01/2017 (Acquired 09/08/2009 — 10/23/2009; Cost $708,000) (r)	700,000	735,875
MGM Mirage, Inc. 13.000%, 11/15/2013	300,000	345,750
10.375%, 05/15/2014 (Acquired 05/14/2009; Cost $487,271) (r)	500,000	545,000
Scientific Games International, Inc. 9.250%, 06/15/2019 (Acquired 10/29/2009; Cost $507,500) (r)	500,000	527,500
		2,727,500
Gas Distribution — 1.82%
Enterprise Products Operating LLC 8.375%, 08/01/2066 (a)	500,000	488,104
Ferrellgas Partners LP 9.125%, 10/01/2017 (Acquired 09/09/2009 — 11/23/2009; Cost $649,558) (r)	650,000	690,625
		1,178,729

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley High Yield Fund (Unaudited)

	Amount	Value
Health Services — 6.36%
Biomet, Inc. 10.000%, 10/15/2017	$700,000	$763,875
HCA, Inc. 9.625%, 11/15/2016	1,450,000	1,573,250
Rural/Metro Corporation 12.750%, 03/15/2016 (a)	250,000	253,750
Surgical Care Affiliates, Inc. 10.000%, 07/15/2017 (Acquired 12/15/2009; Cost $607,514) (r)	660,000	610,500
United Surgical Partners International, Inc. 9.250%, 05/01/2017	900,000	922,500
		4,123,875
Household & Leisure Products — 1.37%
ACCO Brands Corporation 10.625%, 03/15/2015 (Acquired 09/21/2009; Cost $492,781) (r)	500,000	552,500
Brunswick Corporation 11.250%, 11/01/2016 (Acquired 08/11/2009 — 11/10/2009; Cost $297,030) (r)	300,000	339,000
		891,500
Leisure — 1.21%
Universal City Development Partners Limited 8.875%, 11/15/2015 (Acquired 10/27/2009 — 12/16/2009; Cost $788,693) (r)	800,000	787,000
Machinery — 1.67%
Altra Holdings, Inc. 8.125%, 12/01/2016 (Acquired 11/16/2009; Cost $493,455) (r)	500,000	515,625
Manitowoc Company, Inc. 7.125%, 11/01/2013	600,000	567,000
		1,082,625
Media — Broadcast — 2.08%
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/2017 (Acquired 12/18/2009; Cost $404,864) (r)	400,000	410,000
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/2017 (Acquired 12/18/2009; Cost $400,000) (r)	400,000	414,000
Sirius XM Radio, Inc. 9.750%, 09/01/2015 (Acquired 08/13/2009 — 11/05/2009; Cost $497,224) (r)	500,000	528,750
		1,352,750

	Amount	Value
Media -— Cable — 1.72%
Cequel Communications Holdings I LLC/ Cequel Capital Corporation 8.625%, 11/15/2017 (Acquired 10/30/2009; Cost $591,480) (r)	$600,000	$609,000
UPC Germany GmbH 8.125%, 12/01/2017 (Acquired 11/17/2009; Cost $494,071) (r)	500,000	508,125
		1,117,125
Media — Services — 2.58%
Interpublic Group of Companies, Inc. 10.000%, 07/15/2017	550,000	613,250
NetFlix, Inc. 8.500%, 11/15/2017 (Acquired 11/03/2009; Cost $500,000) (r)	500,000	521,250
WMG Acquisition Corporation 9.500%, 06/15/2016 (Acquired 05/19/2009 — 11/23/2009; Cost $504,801) (r)	500,000	538,125
		1,672,625
Metals/Mining Excluding Steel — 3.43%
Novelis, Inc. 11.500%, 02/15/2015 (Acquired 09/21/2009 — 12/17/2009; Cost $1,366,163) (r)	1,310,000	1,409,888
Teck Resources Limited 10.250%, 05/15/2016 (Acquired 05/05/2009 — 07/20/2009; Cost $695,389) (r)	700,000	819,000
		2,228,888
Multi-Line Insurance — 2.41%
American International Group, Inc. 8.250%, 08/15/2018	1,000,000	940,253
Genworth Financial, Inc. 8.625%, 12/15/2016	600,000	623,273
		1,563,526
Non-Food & Drug Retailers — 2.99%
Dillard's, Inc. 7.130%, 08/01/2018	588,000	511,560
Neiman Marcus Group, Inc. 9.000%, 10/15/2015	250,000	245,625
10.375%, 10/15/2015	300,000	295,500
Office Depot, Inc. 6.250%, 08/15/2013	696,000	635,100
Sonic Automotive, Inc. — Series B 8.625%, 08/15/2013	250,000	250,000
		1,937,785
Oil Field Equipment & Services — 1.51%
McJunkin Red Man Corporation 9.500%, 12/15/2016 (Acquired 12/16/2009; Cost $975,421) (r)	1,000,000	982,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley High Yield Fund (Unaudited)

	Amount	Value
Packaging — 2.35%
BWAY Corporation 10.000%, 04/15/2014 (Acquired 04/01/2009 — 07/20/2009; Cost $394,443) (r)	$425,000	$451,562
Graphic Packaging International, Inc. 9.500%, 06/15/2017	300,000	319,500
Solo Cup Company 10.500%, 11/01/2013 (Acquired 06/24/2009 — 12/01/2009; Cost $725,953) (r)	705,000	754,350
		1,525,412
Pharmaceuticals — 2.55%
Elan Finance PLC 8.750%, 10/15/2016 (Acquired 09/29/2009 — 11/12/2009; Cost $635,009) (r)	650,000	624,000
Talecris Biotherapeutics Holdings Corporation 7.750%, 11/15/2016 (Acquired 10/16/2009; Cost $496,605) (r)	500,000	510,000
Valeant Pharmaceuticals International 8.375%, 06/15/2016 (Acquired 06/03/2009 — 11/25/2009; Cost $498,363) (r)	500,000	517,500
		1,651,500
Printing & Publishing — 0.62%
Valassis Communications, Inc. 8.250%, 03/01/2015	400,000	401,000
REITs — 0.79%
DuPont Fabros Technology LP 8.500%, 12/15/2017 (Acquired 12/11/2009; Cost $500,000) (r)	500,000	510,625
Restaurants — 1.15%
O'Charleys, Inc. 9.000%, 11/01/2013	750,000	744,375
Software/Services — 1.50%
JDA Software Group, Inc. 8.000%, 12/15/2014 (Acquired 12/07/2009; Cost $494,940) (r)	500,000	512,500
Unisys Corporation 12.750% 10/15/2014 (Acquired 08/07/2009; Cost $416,000) (r)	400,000	464,000
		976,500

	Amount	Value
Telecom — Integrated/Services — 3.34%
Clearwire Communications LLC/ Clearwire Finance, Inc. 12.000%, 12/01/2015 (Acquired 11/18/2009; Cost $489,744) (r)	$500,000	$510,000
Hughes Network Systems LLC 9.500%, 04/15/2014	500,000	513,750
Intelsat Corporation 9.250%, 06/15/2016	500,000	518,750
Time Warner Telecom Holdings 9.250%, 02/15/2014	600,000	621,750
		2,164,250
Telecom — Wireless — 4.17%
DigitalGlobe, Inc. 10.500%, 05/01/2014 (Acquired 04/21/2009; Cost $241,982) (r)	250,000	268,750
GeoEye, Inc. 9.625%, 10/01/2015 (Acquired 09/23/2009; Cost $486,791) (r)	500,000	516,875
MetroPCS Wireless, Inc. 9.250%, 11/01/2014	300,000	305,250
Sprint Nextel Corporation 8.375%, 08/15/2017	400,000	410,000
Telesat Canada/Telesat LLC 11.000%, 11/01/2015	400,000	436,000
Wind Acquisition Finance SA 11.750%, 07/15/2017 (Acquired 07/01/2009; Cost $683,429) (r)	700,000	768,250
		2,705,125
Transportation Excluding Air/Rail — 1.21%
Trico Shipping AS 11.875%, 11/01/2014 (Acquired 10/16/2009 — 10/22/2009; Cost $739,405) (r)	750,000	784,688
Total corporate bonds (Cost $54,746,300)		58,748,394
CONVERTIBLE BONDS — 0.42%
Media — Cable — 0.42%
Liberty Global, Inc. 4.500%, 11/15/2016 (Acquired 11/30/2009; Cost 245,978) (r)	250,000	272,500
Total convertible bonds (Cost $245,978)		272,500
ASSET BACKED SECURITIES — 0.46%
Airlines — 0.46%
Continental Airlines, Inc. Series 2000-1, Class A-1, 8.048%, 11/01/2020	306,522	301,158
Total asset backed securities (Cost $279,453)		301,158

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2009

Hotchkis and Wiley High Yield Fund (Unaudited)

COMMON STOCKS — 0.31%	Shares Held	Value
Banking — 0.31%
CIT Group, Inc. (b)	7,338	$202,602
Total common stocks (Cost $190,879)		202,602
CONVERTIBLE PREFERRED STOCKS — 3.14%
Automotive — 0.44%
General Motors Company/Motors Liquidation Company — Series C, 6.250%	50,000	285,625
Banking — 2.41%
Citigroup, Inc., 7.500%	15,000	1,565,100
Media — Services — 0.29%
Interpublic Group of Companies, Inc. — Class B, 5.250%	250	186,522
Total convertible preferred stocks (Cost $1,959,472)		2,037,247
Total investments — 94.87% (Cost $57,422,082)		61,561,901
Time deposit* — 2.98%		1,930,821
Other assets in excess of liabilities — 2.15%		1,393,688
Net assets — 100.00%		$64,886,410

(a) — The coupon rate shown on variable rate securities represents the rate at December 31, 2009.

(b) — Non-income producing security.

(c) — Zero coupon bond. Effective yield is listed.

(d) — Default or other conditions exist and security is not presently accruing income.

(i) — Illiquid security.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of restricted securities was $30,126,649, representing 46.43% of net assets.

* — Time deposit with Wells Fargo bears interest at 0.03% and matures on 1/4/2010. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

(This page intentionally left blank)

Statements of Assets & Liabilities

DECEMBER 31, 2009 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Value Opportunities Fund	High Yield Fund
Assets:
Investments, at value*
Unaffiliated issuers	$417,929,593	$1,248,363,423	$1,236,907,292	$177,186,422	$43,916,081	$61,561,901
Affiliated issuers	—	—	47,974,498	14,301,619	—	—
Cash	33,358	135,890	99,985	16,511	5,794	—
Time deposit	374,114	1,375,096	27,317,089	3,679,822	585,567	1,930,821
Dividends and interest receivable	851,833	2,476,394	1,995,734	264,863	87,921	1,035,555
Receivable for investments sold	10,790,520	4,449,306	4,852,121	263,825	213,375	—
Receivable for Fund shares sold	372,955	2,728,280	2,104,396	423,076	22,482	467,478
Other assets	105,962	159,304	148,890	25,983	28,771	26,705
Total assets	$430,458,335	$1,259,687,693	$1,321,400,005	$196,162,121	$44,859,991	$65,022,460
Liabilities:
Payable for investments purchased	—	—	11,134,152	2,298,198	408,577	—
Payable for Fund shares repurchased	813,473	6,470,623	5,264,223	162,426	82,851	20,211
Payable to Advisor	210,170	782,860	833,043	122,470	28,032	17,543
Cash overdraft	—	—	—	—	—	40,803
Accrued expenses and other liabilities	790,683	1,476,352	1,219,912	150,234	102,585	57,493
Total liabilities	1,814,326	8,729,835	18,451,330	2,733,328	622,045	136,050
Net assets	$428,644,009	$1,250,957,858	$1,302,948,675	$193,428,793	$44,237,946	$64,886,410
Net Assets consist of:
Paid in capital	$1,334,530,620	$2,801,401,594	$2,223,403,056	$290,773,929	$57,593,283	$59,807,352
Undistributed net investment income (loss)	2,039	(7,491,451)	1,651,447	121,677	(87,904)	—
Undistributed net realized gain (loss) on securities	(797,923,082)	(1,293,617,105)	(619,264,638)	(37,373,453)	(9,269,513)	939,239
Net unrealized appreciation (depreciation) of securities	(107,965,568)	(249,335,180)	(302,841,190)	(60,093,360)	(3,997,920)	4,139,819
Net assets	$428,644,009	$1,250,957,858	$1,302,948,675	$193,428,793	$44,237,946	$64,886,410
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$355,810,104	$561,440,882	$1,020,598,842	$171,928,724	$18,295,803	$48,751,937
Shares outstanding (unlimited shares $0.001 par value authorized)	43,504,284	41,052,720	57,025,477	5,858,220	1,249,782	4,097,488
Net asset value per share	$8.18	$13.68	$17.90	$29.35	$14.64	$11.90
Calculation of Net Asset Value Per Share — Class A
Net assets	$54,464,296	$626,853,698	$243,581,671	$18,969,247	$18,401,119	$16,134,473
Shares outstanding (unlimited shares $0.001 par value authorized)	6,627,574	46,033,792	13,695,516	645,352	1,254,114	1,361,520
Net asset value per share	$8.22	$13.62	$17.79	$29.39	$14.67	$11.85
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$8.68	$14.37	$18.78	$31.02	$15.48
(Net asset value per share divided by 0.9625)						$12.31
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$18,369,609	$44,728,598	$31,961,587	$2,530,822	$7,541,024
Shares outstanding (unlimited shares $0.001 par value authorized)	2,246,336	3,321,916	1,898,655	93,131	532,737
Net asset value per share	$8.18	$13.46	$16.83	$27.17	$14.16
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$17,934,680	$6,806,575
Shares outstanding (unlimited shares $0.001 par value authorized)		1,304,723	378,671
Net asset value per share		$13.75	$17.97
*Cost of investments
Unaffiliated issuers	$525,895,161	$1,497,698,603	$1,534,207,668	$211,087,972	$47,914,001	$57,422,082
Affiliated issuers	—	—	53,515,312	40,493,429	—	—

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Value Opportunities Fund	High Yield Fund
Investment income:
Dividends*
Unaffiliated issuers	$5,046,520	$15,553,805	$8,779,577	$1,304,708	$482,322	$7,688
Affiliated issuers	—	—	552,942	—	—	—
Interest	—	—	3,587	310	—	2,135,215
Securities on loan	57,603	1,904	1,198	149	597	—
Total income	5,104,123	15,555,709	9,337,304	1,305,167	482,919	2,142,903
Expenses:
Advisory fees	1,648,025	4,755,858	4,866,102	750,284	148,080	120,010
Professional fees and expenses	22,158	50,930	50,893	15,201	11,055	16,702
Custodian fees and expenses	7,926	16,891	18,804	5,381	2,667	2,572
Transfer agent fees and expenses	553,717	1,375,554	1,474,311	238,800	29,054	19,814
Accounting fees and expenses	30,341	82,011	84,031	15,296	4,845	18,881
Administration fees and expenses	113,148	326,481	334,074	51,519	10,162	14,037
Trustees' fees and expenses	27,104	75,485	74,685	12,549	2,184	1,725
Reports to shareholders	54,916	149,359	156,089	26,521	4,304	3,988
Registration fees	28,344	57,986	46,318	20,105	18,905	22,340
Distribution and service fees — Class A	74,612	792,277	316,592	22,880	18,817	8,405
Distribution and service fees — Class C	94,530	240,109	158,403	10,911	38,196	—
Distribution and service fees — Class R	—	50,409	17,824	—	—	—
Other expenses	37,973	98,461	87,732	14,043	2,557	870
Total expenses	2,692,794	8,071,811	7,685,858	1,183,490	290,826	229,344
Expense waiver by Advisor (Note 2)	(436,154)	(330,815)	—	—	—	(68,186)
Net expenses	2,256,640	7,740,996	7,685,858	1,183,490	290,826	161,158
Net investment income	2,847,483	7,814,713	1,651,446	121,677	192,093	1,981,745
Realized and Unrealized Gain (Loss) on Securities:
Net realized gains (losses) from sales of Unaffiliated issuers	9,922,190	47,246,436	56,577,950	23,371,768	2,897,983	2,406,990
Affiliated issuers	—	—	(9,935,831)	(786,211)	—	—
Net realized gains from sales	9,922,190	47,246,436	46,642,119	22,585,557	2,897,983	2,406,990
Net change in unrealized appreciation of securities	80,142,070	198,637,009	290,104,949	44,161,835	7,411,727	3,053,364
Net gains on securities	90,064,260	245,883,445	336,747,068	66,747,392	10,309,710	5,460,354
Net Increase in Net Assets Resulting from Operations	$92,911,743	$253,698,158	$338,398,514	$66,869,069	$10,501,803	$7,442,099
*Net of Foreign Taxes Withheld	$27,109	$78,780	$190,989	$31,261	$6,127	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Diversified Value Fund		Large Cap Value Fund		Mid-Cap Value Fund
	Six months ended December 31, 2009 (unaudited)	Year ended June 30, 2009	Six months ended December 31, 2009 (unaudited)	Year ended June 30, 2009	Six months ended December 31, 2009 (unaudited)	Year ended June 30, 2009
Operations:
Net investment income	$2,847,483	$14,477,850	$7,814,713	$35,781,176	$1,651,446	$11,767,514
Net realized gains (losses) on securities	9,922,190	(627,551,104)	47,246,436	(1,292,226,829)	46,642,119	(475,210,988)
Net change in unrealized appreciation (depreciation) of securities	80,142,070	253,837,549	198,637,009	507,038,952	290,104,949	14,552,547
Net increase (decrease) in net assets resulting from operations	92,911,743	(359,235,705)	253,698,158	(749,406,701)	338,398,514	(448,890,927)
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(8,661,558)	(18,605,517)	(16,064,138)	(20,931,482)	(8,960,309)	(7,177,531)
Class A	(1,214,806)	(2,702,018)	(17,999,865)	(22,781,755)	(1,897,204)	(1,032,606)
Class C	(301,075)	(631,070)	(1,312,882)	(917,265)	(234,247)	—
Class R	—	—	(559,010)	(570,363)	(42,446)	(6,142)
Realized gain on securities — net:
Class I	—	—	—	(15,653)	—	(2,924,400)
Class A	—	—	—	(19,824)	—	(764,423)
Class C	—	—	—	(1,510)	—	(98,226)
Class R	—	—	—	(596)	—	(21,021)
Net decrease in net assets resulting from dividends and distributions to shareholders	(10,177,439)	(21,938,605)	(35,935,895)	(45,238,448)	(11,134,206)	(12,024,349)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(84,512,138)	(535,009,768)	(116,296,988)	(783,221,183)	(132,835,013)	(471,235,094)
Net Assets:
Total increase (decrease) in net assets	(1,777,834)	(916,184,078)	101,465,275	(1,577,866,332)	194,429,295	(932,150,370)
Beginning of period	430,421,843	1,346,605,921	1,149,492,583	2,727,358,915	1,108,519,380	2,040,669,750
End of period	$428,644,009	$430,421,843	$1,250,957,858	$1,149,492,583	$1,302,948,675	$1,108,519,380
Undistributed net investment income (loss)	$2,039	$7,331,995	$(7,491,451)	$20,629,731	$1,651,447	$11,134,207

+ The Fund commenced operations on March 31, 2009.

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund		Value Opportunities Fund		High Yield Fund
	Six months ended December 31, 2009 (unaudited)	Year ended June 30, 2009	Six months ended December 31, 2009 (unaudited)	Year ended June 30, 2009	Six months ended December 31, 2009 (unaudited)	Period ended June 30, 2009+
Operations:
Net investment income	$121,677	$1,183,936	$192,093	$622,165	$1,981,745	$597,736
Net realized gains (losses) on securities	22,585,557	(57,482,097)	2,897,983	(11,334,640)	2,406,990	1,098,073
Net change in unrealized appreciation (depreciation) of securities	44,161,835	(45,264,062)	7,411,727	(1,258,410)	3,053,364	1,086,455
Net increase (decrease) in net assets resulting from operations	66,869,069	(101,562,223)	10,501,803	(11,970,885)	7,442,099	2,782,264
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(870,177)	(1,389,182)	(341,711)	(162,835)	(1,690,487)	(587,878)
Class A	(76,839)	(95,838)	(315,639)	(71,774)	(291,258)	(9,858)
Class C	(9,210)	—	(91,120)	(15,361)	—	—
Class R	—	—	—	—	—	—
Realized gain on securities — net:
Class I	—	(4,227,550)	—	—	(1,986,506)	—
Class A	—	(498,244)	—	—	(644,379)	—
Class C	—	(53,535)	—	—	—	—
Class R	—	—	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(956,226)	(6,264,349)	(748,470)	(249,970)	(4,612,630)	(597,736)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(53,895,307)	(50,395,089)	664,637	(13,230,756)	31,408,837	28,463,576
Net Assets:
Total increase (decrease) in net assets	12,017,536	(158,221,661)	10,417,970	(25,451,611)	34,238,306	30,648,104
Beginning of period	181,411,257	339,632,918	33,819,976	59,271,587	30,648,104	—
End of period	$193,428,793	$181,411,257	$44,237,946	$33,819,976	$64,886,410	$30,648,104
Undistributed net investment income (loss)	$121,677	$956,226	$(87,904)	$468,473	$—	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions
Diversified Value Fund	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2009*	$6.77	$0.05	$1.56	$1.61	$(0.20)	—	$(0.20)
Year ended 6/30/2009	9.57	0.16	(2.65)	(2.49)	(0.31)	—	(0.31)
Year ended 6/30/2008	15.26	0.18	(4.88)	(4.70)	(0.14)	$(0.85)	(0.99)
Year ended 6/30/2007	12.85	0.11	2.68	2.79	(0.11)	(0.27)	(0.38)
Year ended 6/30/2006	12.28	0.14	0.51	0.65	(0.05)	(0.03)	(0.08)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.08	2.23	2.31	(0.03)	—	(0.03)
Class A
Six months ended 12/31/2009*	6.79	0.04	1.57	1.61	(0.18)	—	(0.18)
Year ended 6/30/2009	9.56	0.14	(2.64)	(2.50)	(0.27)	—	(0.27)
Year ended 6/30/2008	15.21	0.14	(4.86)	(4.72)	(0.08)	(0.85)	(0.93)
Year ended 6/30/2007	12.80	0.07	2.68	2.75	(0.07)	(0.27)	(0.34)
Year ended 6/30/2006	12.26	0.11	0.50	0.61	(0.04)	(0.03)	(0.07)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.05	2.24	2.29	(0.03)	—	(0.03)
Class C
Six months ended 12/31/2009*	6.74	0.01	1.56	1.57	(0.13)	—	(0.13)
Year ended 6/30/2009	9.41	0.11	(2.60)	(2.49)	(0.18)	—	(0.18)
Year ended 6/30/2008	15.01	0.04	(4.79)	(4.75)	(0.00)[5]	(0.85)	(0.85)
Year ended 6/30/2007	12.66	(0.03)	2.65	2.62	—	(0.27)	(0.27)
Year ended 6/30/2006	12.19	0.01	0.50	0.51	(0.01)	(0.03)	(0.04)
Period from 8/30/2004[1] to 6/30/2005	10.00	0.01	2.20	2.21	(0.02)	—	(0.02)

				Ratios to Average Net Assets
Diversified Value Fund	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Net investment income (loss)
Class I
Six months ended 12/31/2009*	$8.18	23.85%	$355,810	0.95%[4]	1.15%[4]	1.37%[4]
Year ended 6/30/2009	6.77	(25.59)	352,322	0.95	1.10	2.20
Year ended 6/30/2008	9.57	(32.13)	1,132,685	0.95	0.98	1.46
Year ended 6/30/2007	15.26	21.80	1,712,419	0.95	0.98	0.77
Year ended 6/30/2006	12.85	5.31	765,092	0.95	0.99	1.08
Period from 8/30/2004[1] to 6/30/2005	12.28	23.16	36,586	0.95[4]	1.30[4]	0.96[4]
Class A
Six months ended 12/31/2009*	8.22	23.76	54,464	1.20[4]	1.40[4]	1.12[4]
Year ended 6/30/2009	6.79	(25.83)	60,533	1.20	1.36	1.98
Year ended 6/30/2008	9.56	(32.29)	168,160	1.20	1.22	1.07
Year ended 6/30/2007	15.21	21.57	670,824	1.20	1.21	0.49
Year ended 6/30/2006	12.80	5.01	673,032	1.20	1.23	0.82
Period from 8/30/2004[1] to 6/30/2005	12.26	22.93	21,684	1.20[4]	1.50[4]	0.73[4]
Class C
Six months ended 12/31/2009*	8.18	23.39	18,370	1.95[4]	2.15[4]	0.38[4]
Year ended 6/30/2009	6.74	(26.26)	17,566	1.73	2.09	1.48
Year ended 6/30/2008	9.41	(32.81)	45,761	1.95	1.97	0.35
Year ended 6/30/2007	15.01	20.77	160,555	1.90	1.96	(0.21)
Year ended 6/30/2006	12.66	4.24	162,885	1.95	1.98	0.06
Period from 8/30/2004[1] to 6/30/2005	12.19	22.10	15,483	1.95[4]	2.26[4]	(0.02)[4]

	Six Months Ended	Year Ended June 30,				Period August 30, 2004[1]
	December 31, 2009*	2009	2008	2007	2006	through June 30, 2005
Portfolio turnover rate	23%	70%	74%	44%	13%	13%

		Income (loss) from investment operations			Dividends and distributions
Large Cap Value Fund	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2009*	$11.49	$0.09	$2.47	$2.56	$(0.37)	—	$(0.37)
Year ended 6/30/2009	16.33	0.29	(4.80)	(4.51)	(0.33)	$(0.00)[5]	(0.33)
Year ended 6/30/2008	26.62	0.33	(8.32)	(7.99)	(0.28)	(2.02)	(2.30)
Year ended 6/30/2007	23.42	0.25	4.25	4.50	(0.29)	(1.01)	(1.30)
Year ended 6/30/2006	23.47	0.33	0.40	0.73	(0.25)	(0.53)	(0.78)
Year ended 6/30/2005	20.09	0.17	3.42	3.59	(0.13)	(0.08)	(0.21)
Class A
Six months ended 12/31/2009*	11.44	0.08	2.46	2.54	(0.36)	—	(0.36)
Year ended 6/30/2009	16.25	0.27	(4.79)	(4.52)	(0.29)	(0.00)[5]	(0.29)
Year ended 6/30/2008	26.51	0.28	(8.31)	(8.03)	(0.21)	(2.02)	(2.23)
Year ended 6/30/2007	23.32	0.19	4.24	4.43	(0.23)	(1.01)	(1.24)
Year ended 6/30/2006	23.39	0.27	0.39	0.66	(0.20)	(0.53)	(0.73)
Year ended 6/30/2005	20.04	0.15	3.38	3.53	(0.10)	(0.08)	(0.18)
Class C
Six months ended 12/31/2009*	11.33	0.02	2.44	2.46	(0.33)	—	(0.33)
Year ended 6/30/2009	15.99	0.21	(4.72)	(4.51)	(0.15)	(0.00)[5]	(0.15)
Year ended 6/30/2008	26.12	0.10	(8.18)	(8.08)	(0.03)	(2.02)	(2.05)
Year ended 6/30/2007	22.96	0.03	4.19	4.22	(0.05)	(1.01)	(1.06)
Year ended 6/30/2006	23.07	0.09	0.39	0.48	(0.06)	(0.53)	(0.59)
Year ended 6/30/2005	19.84	0.04	3.29	3.33	(0.02)	(0.08)	(0.10)
Class R
Six months ended 12/31/2009*	11.54	0.06	2.49	2.55	(0.34)	—	(0.34)
Year ended 6/30/2009	16.37	0.23	(4.83)	(4.60)	(0.23)	(0.00)[5]	(0.23)
Year ended 6/30/2008	26.68	0.22	(8.37)	(8.15)	(0.14)	(2.02)	(2.16)
Year ended 6/30/2007	23.47	0.12	4.28	4.40	(0.18)	(1.01)	(1.19)
Year ended 6/30/2006	23.56	0.22	0.39	0.61	(0.17)	(0.53)	(0.70)
Year ended 6/30/2005	20.25	0.14	3.36	3.50	(0.11)	(0.08)	(0.19)

				Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Net investment income
Class I
Six months ended 12/31/2009*	$13.68	23.33%	$561,441	1.05%[4]	1.10%[4]	1.41%[4]
Year ended 6/30/2009	11.49	(27.81)	500,821	1.05	1.07	2.45
Year ended 6/30/2008	16.33	(31.84)	1,168,499	1.00	1.00	1.53
Year ended 6/30/2007	26.62	19.63	2,669,807	0.98	0.98	0.98
Year ended 6/30/2006	23.42	3.10	2,119,374	0.98	0.98	1.40
Year ended 6/30/2005	23.47	17.95	1,235,903	0.99	0.99	1.22
Class A
Six months ended 12/31/2009*	13.62	23.16	626,854	1.30[4]	1.35[4]	1.15[4]
Year ended 6/30/2009	11.44	(28.02)	584,598	1.30	1.32	2.21
Year ended 6/30/2008	16.25	(32.06)	1,397,045	1.25	1.25	1.28
Year ended 6/30/2007	26.51	19.35	3,060,990	1.22	1.22	0.73
Year ended 6/30/2006	23.32	2.82	2,959,444	1.22	1.22	1.15
Year ended 6/30/2005	23.39	17.68	2,440,384	1.24	1.24	0.96
Class C
Six months ended 12/31/2009*	13.46	22.64	44,729	2.05[4]	2.10[4]	0.39[4]
Year ended 6/30/2009	11.33	(28.26)	44,951	1.73	2.07	1.77
Year ended 6/30/2008	15.99	(32.59)	116,947	2.00	2.00	0.45
Year ended 6/30/2007	26.12	18.62	452,182	1.83	1.97	0.12
Year ended 6/30/2006	22.96	2.08	488,480	1.97	1.97	0.40
Year ended 6/30/2005	23.07	16.80	506,674	1.99	1.99	0.22
Class R
Six months ended 12/31/2009*	13.75	23.04	17,935	1.55[4]	1.60[4]	0.90[4]
Year ended 6/30/2009	11.54	(28.17)	19,123	1.55	1.57	1.93
Year ended 6/30/2008	16.37	(32.27)	44,867	1.50	1.50	1.02
Year ended 6/30/2007	26.68	19.06	103,263	1.48	1.48	0.49
Year ended 6/30/2006	23.47	2.59	82,770	1.49	1.49	0.92
Year ended 6/30/2005	23.56	17.35	25,933	1.49	1.49	0.77

	Six Months Ended	Year Ended June 30,
	December 31, 2009*	2009	2008	2007	2006	2005
Portfolio turnover rate	25%	69%	55%	40%	27%	14%

1  Commencement of operations.

2  Effective 7/1/2005, net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

5  Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2009*	$13.76	$0.03	$4.27	$4.30	$(0.16)	—	$(0.16)
Year ended 6/30/2009	17.44	0.13	(3.68)	(3.55)	(0.09)	$(0.04)	(0.13)
Year ended 6/30/2008	31.99	0.15	(10.34)	(10.19)	(0.20)	(4.16)	(4.36)
Year ended 6/30/2007	28.91	0.14	5.98	6.12	(0.02)	(3.02)	(3.04)
Year ended 6/30/2006	28.55	0.12	2.27	2.39	(0.13)	(1.90)	(2.03)
Year ended 6/30/2005	24.53	0.10	4.83	4.93	(0.07)	(0.84)	(0.91)
Class A
Six months ended 12/31/2009*	13.68	0.01	4.24	4.25	(0.14)	—	(0.14)
Year ended 6/30/2009	17.32	0.09	(3.64)	(3.55)	(0.05)	(0.04)	(0.09)
Year ended 6/30/2008	31.75	0.09	(10.26)	(10.17)	(0.10)	(4.16)	(4.26)
Year ended 6/30/2007	28.77	0.06	5.94	6.00	—	(3.02)	(3.02)
Year ended 6/30/2006	28.41	0.05	2.25	2.30	(0.04)	(1.90)	(1.94)
Year ended 6/30/2005	24.43	0.04	4.81	4.85	(0.03)	(0.84)	(0.87)
Class C
Six months ended 12/31/2009*	12.99	(0.05)	4.01	3.96	(0.12)	—	(0.12)
Year ended 6/30/2009	16.40	0.05	(3.42)	(3.37)	—	(0.04)	(0.04)
Year ended 6/30/2008	30.43	(0.10)	(9.77)	(9.87)	—	(4.16)	(4.16)
Year ended 6/30/2007	27.83	(0.11)	5.73	5.62	—	(3.02)	(3.02)
Year ended 6/30/2006	27.70	(0.17)	2.20	2.03	—	(1.90)	(1.90)
Year ended 6/30/2005	23.99	(0.15)	4.70	4.55	—	(0.84)	(0.84)
Class R
Six months ended 12/31/2009*	13.82	(0.02)	4.28	4.26	(0.11)	—	(0.11)
Year ended 6/30/2009	17.49	0.06	(3.68)	(3.62)	(0.01)	(0.04)	(0.05)
Year ended 6/30/2008	32.01	0.04	(10.36)	(10.32)	(0.04)	(4.16)	(4.20)
Year ended 6/30/2007	29.05	(0.02)	6.00	5.98	—	(3.02)	(3.02)
Year ended 6/30/2006	28.71	(0.03)	2.28	2.25	(0.01)	(1.90)	(1.91)
Year ended 6/30/2005	24.78	(0.05)	4.89	4.84	(0.07)	(0.84)	(0.91)

				Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Net investment income (loss)
Class I
Six months ended 12/31/2009*	$17.90	31.24%	$1,020,599	1.11%[3]	1.11%[3]	0.33%[3]
Year ended 6/30/2009	13.76	(20.21)	850,809	1.15	1.15	0.94
Year ended 6/30/2008	17.44	(34.05)	1,551,863	1.03	1.03	0.65
Year ended 6/30/2007	31.99	21.87	3,681,426	1.02	1.02	0.44
Year ended 6/30/2006	28.91	8.53	2,873,684	1.01	1.01	0.40
Year ended 6/30/2005	28.55	20.41	2,244,061	1.03	1.03	0.36
Class A
Six months ended 12/31/2009*	17.79	31.05	243,582	1.36[3]	1.36[3]	0.07[3]
Year ended 6/30/2009	13.68	(20.41)	224,667	1.40	1.40	0.67
Year ended 6/30/2008	17.32	(34.20)	415,674	1.28	1.28	0.38
Year ended 6/30/2007	31.75	21.56	1,150,029	1.26	1.26	0.19
Year ended 6/30/2006	28.77	8.27	1,088,854	1.27	1.27	0.16
Year ended 6/30/2005	28.41	20.13	1,075,253	1.28	1.28	0.16
Class C
Six months ended 12/31/2009*	16.83	30.51	31,962	2.11[3]	2.11[3]	(0.67)[3]
Year ended 6/30/2009	12.99	(20.52)	26,888	1.66	2.14	0.41
Year ended 6/30/2008	16.40	(34.68)	60,544	2.03	2.03	(0.43)
Year ended 6/30/2007	30.43	20.88	252,320	1.81	2.01	(0.36)
Year ended 6/30/2006	27.83	7.46	246,242	2.01	2.01	(0.58)
Year ended 6/30/2005	27.70	19.23	252,381	2.03	2.03	(0.58)
Class R
Six months ended 12/31/2009*	17.97	30.91	6,807	1.61[3]	1.61[3]	(0.19)[3]
Year ended 6/30/2009	13.82	(20.65)	6,156	1.65	1.65	0.44
Year ended 6/30/2008	17.49	(34.35)	12,588	1.53	1.53	0.16
Year ended 6/30/2007	32.01	21.27	27,167	1.52	1.52	(0.06)
Year ended 6/30/2006	29.05	7.99	22,501	1.51	1.51	(0.10)
Year ended 6/30/2005	28.71	19.83	20,038	1.53	1.53	(0.18)

	Six Months Ended	Year Ended June 30,
	December 31, 2009*	2009	2008	2007	2006	2005
Portfolio turnover rate	33%	85%	51%	45%	55%	27%

		Income (loss) from investment operations			Dividends and distributions
Small Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2009*	$21.15	$0.02	$8.33	$8.35	$(0.15)	—	$(0.15)
Year ended 6/30/2009	31.67	0.12	(9.99)	(9.87)	(0.16)	$(0.49)	(0.65)
Year ended 6/30/2008	50.00	0.15	(14.45)	(14.30)	—	(4.03)	(4.03)
Year ended 6/30/2007	48.13	0.06	6.42	6.48	(0.09)	(4.52)	(4.61)
Year ended 6/30/2006	52.52	0.18	2.57	2.75	(0.14)	(7.00)	(7.14)
Year ended 6/30/2005	50.54	(0.08)	9.36	9.28	—	(7.30)	(7.30)
Class A
Six months ended 12/31/2009*	21.18	(0.01)	8.34	8.33	(0.12)	—	(0.12)
Year ended 6/30/2009	31.69	0.07	(10.00)	(9.93)	(0.09)	(0.49)	(0.58)
Year ended 6/30/2008	50.14	0.02	(14.44)	(14.42)	—	(4.03)	(4.03)
Year ended 6/30/2007	48.30	(0.06)	6.44	6.38	(0.02)	(4.52)	(4.54)
Year ended 6/30/2006	52.74	0.06	2.58	2.64	(0.08)	(7.00)	(7.08)
Year ended 6/30/2005	50.84	(0.20)	9.40	9.20	—	(7.30)	(7.30)
Class C
Six months ended 12/31/2009*	19.65	(0.10)	7.73	7.63	(0.11)	—	(0.11)
Year ended 6/30/2009	29.37	(0.01)	(9.22)	(9.23)	—	(0.49)	(0.49)
Year ended 6/30/2008	47.18	(0.29)	(13.49)	(13.78)	—	(4.03)	(4.03)
Year ended 6/30/2007	45.83	(0.22)	6.09	5.87	—	(4.52)	(4.52)
Year ended 6/30/2006	50.67	(0.32)	2.48	2.16	—	(7.00)	(7.00)
Year ended 6/30/2005	49.45	(0.56)	9.08	8.52	—	(7.30)	(7.30)

				Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Net investment income (loss)
Class I
Six months ended 12/31/2009*	$29.35	39.49%	$171,929	1.15%[3]	1.15%[3]	0.15%[3]
Year ended 6/30/2009	21.15	(30.69)	164,020	1.12	1.12	0.58
Year ended 6/30/2008	31.67	(29.19)	291,515	1.08	1.08	0.39
Year ended 6/30/2007	50.00	14.32	526,706	1.01	1.01	0.12
Year ended 6/30/2006	48.13	5.13	553,660	1.04	1.04	0.35
Year ended 6/30/2005	52.52	19.49	518,365	1.06	1.06	(0.16)
Class A
Six months ended 12/31/2009*	29.39	39.38	18,969	1.40[3]	1.40[3]	(0.09)[3]
Year ended 6/30/2009	21.18	(30.90)	15,630	1.37	1.37	0.32
Year ended 6/30/2008	31.69	(29.36)	43,959	1.33	1.33	0.04
Year ended 6/30/2007	50.14	14.03	120,897	1.26	1.26	(0.14)
Year ended 6/30/2006	48.30	4.86	184,473	1.30	1.30	0.12
Year ended 6/30/2005	52.74	19.20	232,453	1.31	1.31	(0.40)
Class C
Six months ended 12/31/2009*	27.17	38.85	2,531	2.15[3]	2.15[3]	(0.82)[3]
Year ended 6/30/2009	19.65	(31.05)	1,761	1.72	2.12	(0.03)
Year ended 6/30/2008	29.37	(29.88)	4,159	2.08	2.08	(0.80)
Year ended 6/30/2007	47.18	13.65	14,683	1.60	2.01	(0.48)
Year ended 6/30/2006	45.83	4.07	20,717	2.04	2.04	(0.63)
Year ended 6/30/2005	50.67	18.30	26,792	2.06	2.06	(1.15)

	Six Months Ended	Year Ended June 30,
	December 31, 2009*	2009	2008	2007	2006	2005
Portfolio turnover rate	32%	65%	62%	31%	52%	49%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions
Value Opportunities Fund	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2009*	$10.99	$0.08	$3.84	$3.92	$(0.27)	—	$(0.27)
Year ended 6/30/2009	13.72	0.20	(2.82)	(2.62)	(0.11)	—	(0.11)
Year ended 6/30/2008	21.55	0.11	(6.00)	(5.89)	(0.05)	$(1.89)	(1.94)
Year ended 6/30/2007	19.36	0.02	3.87	3.89	—	(1.70)	(1.70)
Year ended 6/30/2006	20.36	0.21	(0.26)	(0.05)	(0.27)	(0.68)	(0.95)
Year ended 6/30/2005	17.02	0.16	3.27	3.43	(0.03)	(0.06)	(0.09)
Class A
Six months ended 12/31/2009*	11.01	0.07	3.84	3.91	(0.25)	—	(0.25)
Year ended 6/30/2009	13.70	0.17	(2.80)	(2.63)	(0.06)	—	(0.06)
Year ended 6/30/2008	21.55	0.06	(6.00)	(5.94)	(0.02)	(1.89)	(1.91)
Year ended 6/30/2007	19.40	(0.03)	3.88	3.85	—	(1.70)	(1.70)
Year ended 6/30/2006	20.40	0.17	(0.26)	(0.09)	(0.23)	(0.68)	(0.91)
Year ended 6/30/2005	17.09	0.11	3.28	3.39	(0.02)	(0.06)	(0.08)
Class C
Six months ended 12/31/2009*	10.61	0.02	3.70	3.72	(0.17)	—	(0.17)
Year ended 6/30/2009	13.18	0.12	(2.67)	(2.55)	(0.02)	—	(0.02)
Year ended 6/30/2008	20.94	(0.07)	(5.80)	(5.87)	—	(1.89)	(1.89)
Year ended 6/30/2007	19.00	(0.14)	3.78	3.64	—	(1.70)	(1.70)
Year ended 6/30/2006	20.02	0.01	(0.25)	(0.24)	(0.10)	(0.68)	(0.78)
Year ended 6/30/2005	16.88	(0.02)	3.22	3.20	—	(0.06)	(0.06)

				Ratios to Average Net Assets
Value Opportunities Fund	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Net investment income (loss)
Class I
Six months ended 12/31/2009*	$14.64	35.76%	$18,296	1.18%[4]	1.18%[4]	1.23%[4]
Year ended 6/30/2009	10.99	(18.87)	17,668	1.19	1.19	1.99
Year ended 6/30/2008	13.72	(28.58)	22,921	1.07	1.07	0.63
Year ended 6/30/2007	21.55	20.82	44,410	0.98	0.98	0.12
Year ended 6/30/2006	19.36	(0.24)	59,891	0.97	0.97	1.01
Year ended 6/30/2005	20.36	20.14	54,969	1.04	1.04	0.88
Class A
Six months ended 12/31/2009*	14.67	35.57	18,401	1.43[4]	1.43[4]	1.06[4]
Year ended 6/30/2009	11.01	(19.05)	9,533	1.44	1.44	1.60
Year ended 6/30/2008	13.70	(28.80)	22,729	1.31	1.31	0.36
Year ended 6/30/2007	21.55	20.56	64,743	1.23	1.23	(0.14)
Year ended 6/30/2006	19.40	(0.50)	92,689	1.22	1.22	0.83
Year ended 6/30/2005	20.40	19.84	112,898	1.29	1.29	0.61
Class C
Six months ended 12/31/2009*	14.16	35.09	7,541	2.18[4]	2.18[4]	0.24[4]
Year ended 6/30/2009	10.61	(19.32)	6,619	1.86	2.19	1.22
Year ended 6/30/2008	13.18	(29.34)	13,621	2.06	2.06	(0.39)
Year ended 6/30/2007	20.94	19.85	46,856	1.79	1.98	(0.69)
Year ended 6/30/2006	19.00	(1.25)	59,822	1.97	1.97	0.05
Year ended 6/30/2005	20.02	18.98	66,074	2.04	2.04	(0.14)

	Six Months Ended	Year Ended June 30,
	December 31, 2009*	2009	2008	2007	2006	2005
Portfolio turnover rate	111%	210%	119%	53%	73%	39%

		Income from investment operations			Dividends and distributions
High Yield Fund	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions
Class I
Six months ended 12/31/2009*	$10.90	$0.54	$1.53	$2.07	$(0.54)	$(0.53)	$(1.07)
Period from 3/31/2009[1] to 6/30/2009	10.00	0.24	0.90	1.14	(0.24)	—	(0.24)
Class A
Six months ended 12/31/2009*	10.89	0.51	1.51	2.02	(0.53)	(0.53)	(1.06)
Period from 5/29/2009[1] to 6/30/2009	10.84	0.07	0.05	0.12	(0.07)	—	(0.07)

				Ratios to Average Net Assets
High Yield Fund	Net asset value, end of period	Total return[3]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Net investment income
Class I
Six months ended 12/31/2009*	$11.90	19.40%	$48,752	0.70%[4]	1.02%[4]	9.16%[4]
Period from 3/31/2009[1] to 6/30/2009	10.90	11.40	28,097	0.70[4]	2.02[4]	9.04[4]
Class A
Six months ended 12/31/2009*	11.85	18.89	16,134	0.95[4]	1.23[4]	8.66[4]
Period from 5/29/2009[1] to 6/30/2009	10.89	1.16	2,551	0.95[4]	2.16[4]	7.59[4]

	Six Months Ended December 31, 2009*	Period March 31, 2009[1] through June 30, 2009
Portfolio turnover rate	108%	123%

1  Commencement of operations.

2  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

3  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

4  Annualized.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2009 (UNAUDITED)

NOTE 1.

Organization. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of six series of shares. The Hotchkis and Wiley Diversified Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis and Wiley Small Cap Value Fund and the Hotchkis and Wiley High Yield Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis and Wiley Core Value Fund was renamed the Hotchkis and Wiley Diversified Value Fund and the Hotchkis and Wiley All Cap Value Fund was renamed the Hotchkis and Wiley Value Opportunities Fund.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class I, Class A, Class C and Class R. The Diversified Value Fund, Small Cap Value Fund, Value Opportunities Fund and High Yield Fund have three classes of shares: Class I, Class A and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. Currently, the High Yield Fund is not offering Class C shares to investors.

Significant Accounting Policies. The Funds' unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through February 15, 2010, the date the financial statements were issued.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from an independent pricing service but may also be valued based on a broker-dealer quotation. The pricing agent may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the following three broad categories:

  • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

  • Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  • Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund's assets as of December 31, 2009:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	High Yield
Level 1 — Quoted prices in an active market:
Common Stocks	$417,929,593	$1,248,363,423	$1,284,881,790	$191,488,041	$41,402,593	$202,602
Other Investment Companies	—	—	—	—	1,200,088	—
Convertible Preferred Stocks	—	—	—	—	1,313,400	2,037,247
Level 2 — Other significant observable market inputs:
Corporate Bonds	—	—	—	—	—	58,748,394
Convertible Bonds	—	—	—	—	—	272,500
Asset Backed Securities	—	—	—	—	—	301,158
Level 3 — Significant unobservable inputs	—	—	—	—	—	—
Total Investments	$417,929,593	$1,248,363,423	$1,284,881,790	$191,488,041	$43,916,081	$61,561,901

The Trust did not have any liabilities that were measured at fair value on December 31, 2009.

Income and Expense Allocation. Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the High Yield Fund, declared and paid semi-annually for the Large Cap Value Fund and declared and paid annually for the Diversified Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into Investment Advisory Agreements for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which the officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens — H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2010.

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	High Yield
Annual Advisory Fee Rate	0.75%[1]	0.75%[1]	0.75%[1]	0.75%	0.75%	0.55%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%	0.70%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%	0.95%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%	1.70%
Annual cap on expenses — Class R	Not applicable	1.55%	1.65%	Not applicable	Not applicable	Not applicable

1 Effective January 1, 2007, the Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within "Transfer agent fees and expenses" in the Statements of Operations.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2009 were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	High Yield
Purchases	$99,274,980	$302,672,473	$416,036,233	$62,466,301	$43,096,312	$72,002,724
Sales	193,661,646	436,636,471	575,080,390	116,839,202	42,924,762	44,440,020

NOTE 4.

Federal Income Taxes. It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as wash sale losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

The following information is presented on an income tax basis as of June 30, 2009:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	High Yield
Tax cost of investments	$629,766,809	$1,676,778,876	$1,705,430,870	$284,000,366	$45,204,129	$28,493,933
Gross unrealized appreciation	24,589,671	55,426,731	67,790,004	19,038,218	2,023,467	1,267,161
Gross unrealized depreciation	(232,103,102)	(595,688,896)	(666,041,698)	(123,651,687)	(13,792,775)	(196,776)
Net unrealized appreciation (depreciation) on investments	(207,513,431)	(540,262,165)	(598,251,694)	(104,613,469)	(11,769,308)	1,070,385
Distributable ordinary income (as of 6/30/09)	7,331,995	20,629,731	11,134,207	956,226	468,512	1,179,204
Distributable long-term gains (as of 6/30/09)	—	—	—	—	—	—
Total distributable earnings	7,331,995	20,629,731	11,134,207	956,226	468,512	1,179,204
Other accumulated losses	(788,439,479)	(1,248,573,565)	(660,601,202)	(59,600,736)	(11,807,874)	—
Total accumulated gains (losses)	$(988,620,915)	$(1,768,205,999)	$(1,247,718,689)	$(163,257,979)	$(23,108,670)	$2,249,589

At the close of business on March 31, 2009 and April 13, 2009, the Advisor transferred assets valued at $4,520,357 and $227,750, respectively, to the High Yield Fund. As a result of the tax-free transfers, the Fund acquired $53,277 and $11,785, respectively, of unrealized appreciation for tax purposes. As of June 30, 2009, the High Yield Fund held securities with $16,070 of net unrealized depreciation relating to the transfers.

The tax components of distributions paid during the fiscal years ended June 30, 2009 and 2008, capital loss carryovers as of June 30, 2009, and tax basis post-October losses as of June 30, 2009, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2009				June 30, 2008
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Post- October Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Diversified Value	$21,938,605	$—	$(554,595,146)[1]	$(233,844,333)	$51,802,765	$96,274,277
Large Cap Value	45,201,704	36,744	(838,827,041)[1]	(409,746,524)	72,124,221	358,827,060
Mid-Cap Value	8,216,753	3,807,596	(491,438,981)[1]	(169,162,221)	140,710,723	383,810,950
Small Cap Value	1,752,053	4,512,296	(26,468,572)[1]	(33,132,164)	—	44,745,044
Value Opportunities	249,970	—	(9,270,682)[2]	(2,537,153)	2,656,418	6,735,294
High Yield*	597,736	—	—	—	N/A	N/A

* The Fund commenced operations on March 31, 2009.

1  Expires on 6/30/2017.

2  Expires from 6/30/2016 to 6/30/2017.

As of and during the year ended June 30, 2009, the Trust did not have a liability for any unrecognized tax benefits. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2009, the Trust did not incur any interest or penalties. The tax years ended June 30, 2006 through June 30, 2009 remain open and subject to examination by tax jurisdictions.

NOTE 5.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2009
Diversified Value Fund
Class I	1,914,589	$15,136,682	1,045,964	$8,493,235	(11,533,539)	$(87,591,928)	(8,572,986)	$(63,962,011)
Class A	351,792	2,764,155	80,860	659,817	(2,722,824)	(21,194,601)	(2,290,172)	(17,770,629)
Class C	105,705	856,265	21,837	177,316	(486,141)	(3,813,079)	(358,599)	(2,779,498)
Total net increase (decrease)	2,372,086	18,757,102	1,148,661	9,330,368	(14,742,504)	(112,599,608)	(11,221,757)	(84,512,138)
Large Cap Value Fund
Class I	9,979,033	128,269,597	1,393,942	14,510,940	(13,911,820)	(177,245,232)	(2,538,845)	(34,464,695)
Class A	7,707,149	99,618,149	1,570,658	16,303,427	(14,351,896)	(184,262,663)	(5,074,089)	(68,341,087)
Class C	99,952	1,153,577	64,665	666,047	(810,087)	(10,497,299)	(645,470)	(8,677,675)
Class R	138,759	1,763,387	34,066	357,350	(525,119)	(6,934,268)	(352,294)	(4,813,531)
Total net increase (decrease)	17,924,893	230,804,710	3,063,331	31,837,764	(29,598,922)	(378,939,462)	(8,610,698)	(116,296,988)
Mid-Cap Value Fund
Class I	9,622,463	161,222,041	434,374	7,727,506	(14,841,763)	(254,173,283)	(4,784,926)	(85,223,736)
Class A	2,120,685	35,019,243	62,674	1,108,079	(4,909,162)	(79,841,442)	(2,725,803)	(43,714,120)
Class C	168,856	2,694,032	8,472	141,749	(348,236)	(5,527,278)	(170,908)	(2,691,497)
Class R	57,499	983,115	479	8,560	(124,646)	(2,197,334)	(66,668)	(1,205,659)
Total net increase (decrease)	11,969,503	199,918,431	505,999	8,985,894	(20,223,807)	(341,739,337)	(7,748,305)	(132,835,012)
Small Cap Value Fund
Class I	695,459	18,589,886	8,688	252,221	(2,602,077)	(70,393,530)	(1,897,930)	(51,551,423)
Class A	116,823	3,212,545	1,379	40,099	(210,690)	(5,704,371)	(92,488)	(2,451,727)
Class C	10,715	287,118	158	4,230	(7,334)	(183,505)	3,539	107,843
Total net increase (decrease)	822,997	22,089,549	10,225	296,550	(2,820,101)	(76,281,406)	(1,986,879)	(53,895,307)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Value Opportunities Fund
Class I	146,747	$2,121,780	22,673	$328,752	(527,238)	$(6,185,926)	(357,818)	$(3,735,394)
Class A	694,974	9,846,614	12,357	179,550	(318,936)	(4,409,263)	388,395	5,616,901
Class C	24,973	331,431	3,299	46,251	(119,414)	(1,594,551)	(91,142)	(1,216,869)
Total net increase (decrease)	866,694	12,299,825	38,329	554,553	(965,588)	(12,189,740)	(60,565)	664,638
High Yield Fund
Class I	1,246,504	14,734,953	287,571	3,398,114	(14,413)	(170,086)	1,519,662	17,962,981
Class A	1,063,824	12,698,182	68,594	809,782	(5,237)	(62,108)	1,127,181	13,445,856
Total net increase (decrease)	2,310,328	27,433,135	356,165	4,207,896	(19,650)	(232,194)	2,646,843	31,408,837
Year Ended June 30, 2009
Diversified Value Fund
Class I	44,929,681	327,673,676	3,080,913	18,454,671	(114,244,178)	(801,989,074)	(66,233,584)	(455,860,727)
Class A	5,891,383	38,759,807	342,880	2,064,135	(14,907,521)	(104,559,818)	(8,673,258)	(63,735,876)
Class C	333,503	2,421,117	65,033	389,549	(2,657,648)	(18,223,831)	(2,259,112)	(15,413,165)
Total net increase (decrease)	51,154,567	368,854,600	3,488,826	20,908,355	(131,809,347)	(924,772,723)	(77,165,954)	(535,009,768)
Large Cap Value Fund
Class I	16,969,756	199,126,533	1,430,994	18,716,353	(46,353,926)	(557,411,270)	(27,953,176)	(339,568,384)
Class A	42,570,341	522,559,186	1,387,745	17,993,808	(78,843,247)	(931,459,253)	(34,885,161)	(390,906,259)
Class C	218,185	2,501,529	36,609	454,269	(3,601,250)	(42,616,913)	(3,346,456)	(39,661,115)
Class R	605,470	6,936,766	28,668	375,800	(1,718,761)	(20,397,991)	(1,084,623)	(13,085,425)
Total net increase (decrease)	60,363,752	731,124,014	2,884,016	37,540,230	(130,517,184)	(1,551,885,427)	(67,269,416)	(783,221,183)
Mid-Cap Value Fund
Class I *	27,667,932	387,453,160	781,314	8,797,595	(55,597,663)	(727,652,375)	(27,148,417)	(331,401,620)
Class A	11,000,053	125,283,468	104,068	1,165,548	(18,679,046)	(241,403,941)	(7,574,925)	(114,954,925)
Class C	165,515	2,056,493	5,277	56,197	(1,792,435)	(22,652,590)	(1,621,643)	(20,539,900)
Class R	413,590	4,821,901	714	8,097	(688,843)	(9,168,647)	(274,539)	(4,338,649)
Total net increase (decrease)	39,247,090	519,615,022	891,373	10,027,437	(76,757,987)	(1,000,877,553)	(36,619,524)	(471,235,094)
Small Cap Value Fund
Class I	2,452,066	46,517,185	138,349	2,385,134	(4,037,751)	(83,783,612)	(1,447,336)	(34,881,293)
Class A	208,797	4,328,050	20,192	349,118	(878,380)	(19,104,071)	(649,391)	(14,426,903)
Class C	2,005	33,554	1,493	23,972	(55,515)	(1,144,419)	(52,017)	(1,086,893)
Total net increase (decrease)	2,662,868	50,878,789	160,034	2,758,224	(4,971,646)	(104,032,102)	(2,148,744)	(50,395,089)
Value Opportunities Fund
Class I	221,531	2,021,662	17,932	159,592	(302,677)	(2,910,768)	(63,214)	(729,514)
Class A	33,008	347,672	6,039	53,925	(832,087)	(8,939,809)	(793,040)	(8,538,212)
Class C	12,385	117,327	833	7,187	(422,513)	(4,087,544)	(409,295)	(3,963,030)
Total net increase (decrease)	266,924	2,486,661	24,804	220,704	(1,557,277)	(15,938,121)	(1,265,549)	(13,230,756)
High Yield Fund
Class I **	2,528,039	25,351,103	54,400	587,878	(4,613)	(50,000)	2,577,826	25,888,981
Class A ***	233,434	2,564,737	905	9,858	—	—	234,339	2,574,595
Total net increase (decrease)	2,761,473	27,915,840	55,305	597,736	(4,613)	(50,000)	2,812,165	28,463,576

*  Includes an in-kind redemption which resulted in a realized loss of $5,959,039.

**  For the period March 31, 2009 (commencement of operations) to June 30, 2009.

***  For the period May 29, 2009 (commencement of operations) to June 30, 2009.

NOTE 6.

Investments in Affiliated Issuers. An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of each Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2009, is set forth below:

Mid-Cap Value Fund
Issuer Name	Share Balance At July 1, 2009	Additions	Reductions	Share Balance At December 31, 2009	Dividend Income	Value At December 31, 2009
MI Developments, Inc.*	2,448,100	—	559,400	1,888,700	$552,942	$23,193,236
Valassis Communications, Inc.+	1,118,300	1,964,000	455,000	2,627,300	—	47,974,498
					$552,942

* Issuer was not an affiliate as of December 31, 2009.

+ Non-income producing security.

Small Cap Value Fund
Issuer Name	Share Balance At July 1, 2009	Additions	Reductions	Share Balance At December 31, 2009	Dividend Income	Value At December 31, 2009
Hudson Highland Group, Inc.+	1,517,900	32,200	—	1,550,100	$—	$7,347,474
Miller Industries, Inc.+	693,300	—	80,600	612,700	—	6,954,145

+ Non-income producing security.

NOTE 7.

Securities Lending. Effective December 2007, the Funds entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the "Custodian"). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The Funds did not have any securities on loan as of December 31, 2009. The cash collateral is invested in short-term instruments as noted in the Schedule of Investments. Income earned from these investments is included in "Securities on loan" on the Statement of Operations and is allocated to each Fund based on each Fund's proportion of the total cash collateral received. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the Funds.

NOTE 8.

Indemnifications. Under the Trust's organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9. (UNAUDITED)

Federal Tax Disclosure. The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2009. For the year ended June 30, 2009, the following percentages of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Diversified Value Fund — 100%, Large Cap Value Fund — 100%, Mid-Cap Value Fund — 100%, Small Cap Value Fund — 100%, Value Opportunities Fund — 100%, High Yield Fund — 0.30%. For the year ended June 30, 2009, the following percentages of ordinary distributions paid are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Diversified Value Fund — 100%, Large Cap Value Fund — 100%, Mid-Cap Value Fund — 100%, Small Cap Value Fund — 100%, Value Opportunities Fund — 100%, High Yield Fund — 0.29%. Shareholders should consult their tax advisors.

Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2009, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Diversified Value Fund — 2.77%, Large Cap Value Fund — 1.16%, Mid-Cap Value Fund — 3.39%, Small Cap Value Fund — 6.07%, Value Opportunities Fund — 1.47%, High Yield Fund — 34.67%. For the year ended June 30, 2009, the following percentages of its ordinary income distributions paid are designated as short-term capital gain distributions under the Internal Revenue Code Section 871(k)(2)(c): Diversified Value Fund — 0%, Large Cap Value Fund — 0%, Mid-Cap Value Fund — 0%, Small Cap Value Fund — 0%, Value Opportunities Fund — 0%, High Yield Fund — 0%.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2009 – December 31, 2009).

The table below illustrates the Funds' costs in two ways:

Based on Actual Fund Returns. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on Hypothetical 5% Yearly Returns. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/1/09 - 12/31/09	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/1/09 - 12/31/09	Annualized Expense Ratio
Diversified Value Fund
Class I	$1,000.00	$1,238.50	$5.36	$1,000.00	$1,020.42	$4.84	0.95%
Class A	1,000.00	1,237.60	6.77	1,000.00	1,019.16	6.11	1.20
Class C	1,000.00	1,233.90	10.98	1,000.00	1,015.38	9.91	1.95
Large Cap Value Fund
Class I	1,000.00	1,233.30	5.91	1,000.00	1,019.91	5.35	1.05
Class A	1,000.00	1,231.60	7.31	1,000.00	1,018.65	6.61	1.30
Class C	1,000.00	1,226.40	11.50	1,000.00	1,014.87	10.41	2.05
Class R	1,000.00	1,230.40	8.71	1,000.00	1,017.39	7.88	1.55
Mid-Cap Value Fund
Class I	1,000.00	1,312.40	6.47	1,000.00	1,019.61	5.65	1.11
Class A	1,000.00	1,310.50	7.92	1,000.00	1,018.35	6.92	1.36
Class C	1,000.00	1,305.10	12.26	1,000.00	1,014.57	10.71	2.11
Class R	1,000.00	1,309.10	9.37	1,000.00	1,017.09	8.19	1.61
Small Cap Value Fund
Class I	1,000.00	1,394.90	6.94	1,000.00	1,019.41	5.85	1.15
Class A	1,000.00	1,393.80	8.45	1,000.00	1,018.15	7.12	1.40
Class C	1,000.00	1,388.50	12.94	1,000.00	1,014.37	10.92	2.15
Value Opportunities Fund
Class I	1,000.00	1,357.60	7.01	1,000.00	1,019.26	6.01	1.18
Class A	1,000.00	1,355.70	8.49	1,000.00	1,018.00	7.27	1.43
Class C	1,000.00	1,350.90	12.92	1,000.00	1,014.22	11.07	2.18
High Yield Fund
Class I	1,000.00	1,194.00	3.87	1,000.00	1,021.68	3.57	0.70
Class A	1,000.00	1,188.90	5.24	1,000.00	1,020.42	4.84	0.95

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the most recent fiscal year (365).

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Information about the Funds

ADVISOR

Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis and Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available without charge on the Funds' website at www.hwcm.com and on the SEC's website at http://www.sec.gov.

Hotchkis and Wiley Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090). The Forms N-Q are also available on the Funds' website at www.hwcm.com under the "Download Center".

HOTCHKIS AND WILEY FUNDS

725 SOUTH FIGUEROA STREET, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1209-0209

DECEMBER 31, 2009

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the registrant’s Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

Item 11. Controls and Procedures.

(a)         The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the “Act”) have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis and Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 22, 2010

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Treasurer

Date	February 22, 2010